UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2010

Date of reporting period: 07/31/2010

Item 1	–	Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)	Federal Trust Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Discount Notes:(a)
0.50%, 8/09/10	$6,400	$6,399,289
0.21%, 10/20/10	4,990	4,987,671
0.25%, 2/04/11	10,000	9,987,014
Federal Farm Credit Bank Variable Rate Notes:(b)
0.58%, 1/20/11	12,000	12,016,807
0.67%, 4/27/11	5,000	5,000,000
0.23%, 12/16/11	10,000	9,998,624
0.36%, 5/14/12	5,000	5,001,844
Federal Home Loan Bank Bonds:
0.55%, 8/05/10	5,000	4,999,979
0.28%, 11/10/10	5,000	4,998,935
0.30%, 11/26/10	5,000	4,999,261
Federal Home Loan Bank Discount Notes:(a)
0.19%, 8/04/10	12,719	12,718,799
0.18%, 8/11/10	12,873	12,872,356
0.18%, 8/20/10	1,551	1,550,853
0.18%, 8/25/10	4,663	4,662,441
0.17%, 8/27/10	9,966	9,964,776
0.20%, 9/03/10	20,000	19,996,333
0.20%, 9/08/10	7,658	7,656,424
0.20%, 10/01/10	9,300	9,296,848
0.18%, 10/06/10	15,000	14,995,050
0.20%, 10/06/10	10,000	9,996,333
0.19%, 10/08/10	12,398	12,393,573
0.25%, 1/12/11	12,633	12,618,613
Federal Home Loan Bank Variable Rate Notes, 0.26%, 11/26/10(b)	8,330	8,330,000
Tennessee Valley Authority Discount Notes:
0.16%, 8/02/10	3,373	3,372,985
0.17%, 8/05/10	1,984	1,983,963
0.18%, 8/06/10	30,000	29,999,250

Total U.S. Government Sponsored Agency Obligations — 79.8%		240,798,021

U.S. Treasury Bills:
0.11%, 8/19/10	328	327,982
0.13%, 8/19/10	3,671	3,670,762
0.16%, 8/26/10	15,000	14,998,334
0.17%, 9/02/10	17,034	17,031,502
0.16%, 9/09/10	15,000	14,997,481
0.16%, 9/23/10	10,000	9,997,718

Total U.S. Treasury Obligations — 20.2%		61,023,779

Total Investments (Cost $301,821,800*) — 100.0%		301,821,800
Liabilities in Excess of Other Assets — (0.0)%		(16,854)

Net Assets — 100.0%		$301,804,946

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$301,821,800	—	$301,821,800

[1]	See above Schedule of Investments for values in each security type.

Fund Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
BHAC-CR	Berkshire Hathaway Assurance Corp.-Custodial Receipts
CalPERS	California Public Employees’ Retirement System
CalSTRS	California State Teachers’ Retirement System

COP	Certificates of Participation
FDIC	Federal Deposit Insurance Corp.
GO	General Obligation Bonds
GTD	Guaranteed
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
ISD	Independent School District
LOC	Letter of Credit

MB	Municipal Bonds
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tender
PCRB	Pollution Control Revenue Bonds
PSF	Permanent School Fund
PUTTERS	Puttable Tax-Exempt Receipts
Q-SBLF	Qualified School Board Loan Fund
RAN	Revenue Anticipation Notes
RB	Revenue Bonds

ROC	Reset Option Certificates
SBPA	Stand-by Bond Purchase Agreement
SPEARS	Short Puttable Exempt Adjustable Receipts
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes
VRDP	Variable Rate Demand Preferred

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010	1

Schedule of Investments July 31, 2010 (Unaudited)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Mortgage-Backed Securities,
0.24%, 8/02/10(a)	$212,924	$212,924,000
Fannie Mae Discount Notes:(a)
0.20%, 8/04/10	51,800	51,799,137
0.24%, 8/23/10	100,000	99,985,333
0.25%, 9/20/10	320,000	319,888,889
0.24%, 10/01/10	128,334	128,281,811
0.25%, 10/01/10	80,000	79,966,111
0.27%, 10/01/10	23,700	23,689,157
0.25%, 10/06/10	60,000	59,972,500
0.28%, 10/13/10	70,000	69,960,255
0.30%, 11/15/10	190,000	189,832,166
0.27%, 1/05/11	260,000	259,693,850
0.26%, 1/18/11	210,000	209,742,167
0.30%, 1/18/11	150,000	149,787,500
0.30%, 1/19/11	100,000	99,857,500
0.30%, 1/21/11	200,000	199,711,667
0.51%, 4/25/11	70,000	69,735,225
0.50%, 4/26/11	100,000	99,627,778
0.51%, 5/02/11	42,000	41,836,970
0.50%, 6/03/11	80,000	79,660,000
0.42%, 7/11/11	75,000	74,699,000
0.42%, 7/12/11	75,000	74,698,125
Federal Farm Credit Bank Discount Notes:(a)
0.50%, 8/09/10	3,600	3,599,600
0.25%, 2/04/11	15,000	14,980,521
Federal Farm Credit Bank Variable Rate Notes:(b)
0.58%, 1/20/11	53,000	53,074,230
0.67%, 4/27/11	95,500	95,500,000
0.49%, 5/05/11	145,000	144,989,367
Federal Home Loan Bank Bonds:
0.28%, 11/10/10	245,000	244,947,795
0.30%, 11/26/10	52,000	51,992,316
Federal Home Loan Bank Discount Notes:(a)
0.19%, 8/04/10	2,281	2,280,964
0.20%, 8/06/10	32,521	32,520,097
0.17%, 8/11/10	3,891	3,890,816
0.18%, 8/25/10	2,837	2,836,659
0.20%, 9/08/10	10,440	10,437,851
0.20%, 10/01/10	20,000	19,993,392
0.19%, 10/08/10	17,602	17,595,849
0.25%, 1/12/11	2,367	2,364,304
0.39%, 2/16/11	71,000	70,846,936
Federal Home Loan Bank Variable Rate Notes:(b)
0.48%, 10/08/10	400,000	399,977,565
0.69%, 11/08/10	230,000	229,993,717
0.26%, 11/26/10	90,000	90,000,000
0.24%, 7/20/11	70,000	69,979,331
0.23%, 7/28/11	155,000	154,945,408
0.30%, 1/23/12	83,000	82,968,985
Freddie Mac Discount Notes:(a)
0.21%, 8/02/10	90,715	90,714,471
0.24%, 8/11/10	70,000	69,995,333
0.25%, 9/08/10	25,000	24,993,403
0.30%, 9/27/10	158,000	157,924,950
0.25%, 10/13/10	400,000	399,797,222
0.29%, 10/26/10	37,500	37,474,021
0.29%, 10/27/10	100,000	99,929,917
0.39%, 1/10/11	14,000	13,975,745
0.29%, 3/08/11	114,000	113,798,885
Freddie Mac Variable Rate Notes:(b)
0.46%, 8/24/10	72,485	72,485,197
0.52%, 9/03/10	66,730	66,728,791
0.51%, 9/24/10	110,000	110,000,450
0.51%, 12/30/10	218,000	218,053,265
0.41%, 2/14/11	530,000	529,969,329
0.59%, 4/01/11	276,100	276,278,919
0.27%, 12/29/11	250,000	249,821,865
0.35%, 1/09/12	100,000	99,941,609
0.26%, 1/11/12	50,000	49,942,674
0.30%, 2/16/12	218,000	217,850,826
Tennessee Valley Authority Discount Notes:(a)
0.16%, 8/02/10	1,627	1,626,993
0.17%, 8/05/10	3,016	3,015,943

Total U.S. Government Sponsored Agency Obligations — 52.4%		7,299,384,652

U.S. Treasury Obligations(a)
U.S. Treasury Bills:
0.13%, 8/19/10	1,329	1,328,914
0.46%, 8/26/10	14,073	14,068,504

Total U.S. Treasury Obligations — 0.1%		15,397,418

Repurchase Agreements
Banc of America Securities LLC,
0.19%, 8/02/10	125,000	125,000,000

(Purchased on 7/30/10 to be repurchased at $125,001,979, collateralized by various U.S. Treasury obligations, 0.00% to 2.00% due from 1/15/26 to 2/15/28, aggregate par and fair value of $182,366,513 and $127,500,000, respectively)

Banc of America Securities LLC,
0.21%, 8/02/10	250,000	250,000,000

(Purchased on 7/30/10 to be repurchased at $250,004,375, collateralized by various Fannie Mae Bonds, 4.50% due from 4/25/39 to 10/25/39, aggregate par and fair value of $251,523,029 and $267,500,001, respectively)

Barclays Capital, Inc.,
0.15%, 8/02/10	100,000	100,000,000
(Purchased on 7/30/10 to be repurchased at $100,001,250, collateralized by U.S. Treasury Note, 3.13% due at 5/15/19, par and fair value of $99,069,700 and $102,000,063, respectively)
Barclays Capital, Inc.,
0.21%, 8/02/10	400,000	400,000,000

(Purchased on 7/30/10 to be repurchased at $400,007,000, collateralized by various U.S. Treasury obligations, 0.88% to 1.38% due from 4/30/11 to 5/15/12, aggregate par and fair value of $402,704,000 and $408,000,027, respectively)

Citigroup Global Markets, Inc.,
0.22%, 8/02/10	350,000	350,000,000

(Purchased on 7/30/10 to be repurchased at $350,006,417, collateralized by various U.S. government sponsored agency obligations, 2.55% to 6.15% due from 4/01/19 to 7/20/40, aggregate par and fair value of $869,912,220 and $359,771,030, respectively)

2	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Credit Suisse Securities (USA) LLC,
0.18%, 8/02/10	$300,000	$300,000,000
(Purchased on 7/30/10 to be repurchased at $300,004,500, collateralized by U.S. Treasury Note, 1.75% due at 1/31/14, par and fair value of $296,745,000 and $306,003,919, respectively)
Credit Suisse Securities (USA) LLC,
0.18%, 8/02/10	300,000	300,000,000

(Purchased on 7/30/10 to be repurchased at $300,004,500, collateralized by various U.S. Treasury obligations, 1.75% to 2.00% due from 11/30/13 to 1/31/14, aggregate par and fair value of $296,115,700 and $306,002,767, respectively)

Credit Suisse Securities (USA) LLC,
0.20%, 8/02/10	50,000	50,000,000
(Purchased on 7/30/10 to be repurchased at $50,000,833, collateralized by U.S. Treasury Note, 0.88% due at 4/30/11, par and fair value of $50,670,000 and $51,003,088, respectively)
Credit Suisse Securities (USA) LLC,
0.21%, 8/02/10	50,000	50,000,000
(Purchased on 7/30/10 to be repurchased at $50,000,875, collateralized by Freddie Mac Note, 0.00% due at 1/18/11, par and fair value of $51,060,000 and $51,003,834, respectively)
Deutsche Bank Securities Inc.,
0.21%, 8/02/10	498,000	498,000,000

(Purchased on 7/30/10 to be repurchased at $498,008,715, collateralized by various U.S. Treasury obligations, 0.00% to 7.00% due from 2/01/38 to 7/20/40, aggregate par and fair value of $770,834,098 and $511,436,242, respectively)

Deutsche Bank Securities Inc.,
0.21%, 8/02/10	500,000	500,000,000

(Purchased on 7/30/10 to be repurchased at $500,008,750, collateralized by various U.S. Treasury obligations, 0.00% to 7.00% due from 2/01/38 to 7/20/40, aggregate par and fair value of $773,929,817 and $513,490,202, respectively)

Goldman Sachs & Co.,
0.21%, 8/02/10	300,000	300,000,000

(Purchased on 7/30/10 to be repurchased at $300,005,250, collateralized by various Ginnie Mae Bonds, 5.00% to 7.00% due from 2/15/34 to 8/15/39, aggregate par and fair value of $434,377,830 and $306,000,000, respectively)

Goldman Sachs & Co.,
0.23%, 8/06/10	500,000	500,000,000

(Purchased on 7/30/10 to be repurchased at $500,022,361, collateralized by various U.S. government sponsored agency obligations, 0.00% to 7.00% due from 7/01/18 to 5/01/40, aggregate par and fair value of $5,492,891,281 and $515,000,000, respectively)

Goldman Sachs & Co.,
0.23%, 8/13/10	400,000	400,000,000

(Purchased on 7/14/10 to be repurchased at $400,076,667, collateralized by various Ginnie Mae Bonds, 4.50% to 5.00% due from 8/15/39 to 7/20/40, aggregate par and fair value of $382,050,684 and $408,000,000, respectively)

Goldman Sachs & Co.,
0.23%, 8/19/10	215,000	215,000,000

(Purchased on 7/21/10 to be repurchased at $215,039,835, collateralized by various Ginnie Mae Bonds, 4.50% to 6.00% due from 8/15/39 to 7/20/40, aggregate par and fair value of $216,261,989 and $219,300,000, respectively)

HSBC Securities (USA) Inc.,
0.19%, 8/02/10	152,082	152,082,000

(Purchased on 7/30/10 to be repurchased at $152,084,408, collateralized by various U.S. government sponsored agency obligations, 4.13% to 6.50% due from 5/15/15 to 11/15/26, aggregate par and fair value of $116,370,000 and $155,125,912, respectively)

JPMorgan Securities Inc.,
0.19%, 8/02/10	189,188	189,188,000

(Purchased on 7/30/10 to be repurchased at $189,190,995, collateralized by various U.S. Treasury obligations, 0.00% to 1.38% due from 3/15/13 to 2/15/35, aggregate par and fair value of $300,743,455 and $192,973,887, respectively)

Morgan Stanley & Co.,
0.18%, 8/02/10	150,000	150,000,000

(Purchased on 7/30/10 to be repurchased at $150,002,250, collateralized by various U.S. Treasury obligations, 3.38% to 4.88% due from 2/28/11 to 11/30/12, aggregate par and fair value of $145,594,400 and $153,000,064, respectively)

Morgan Stanley & Co.,
0.21%, 8/02/10	300,000	300,000,000

(Purchased on 7/30/10 to be repurchased at $300,005,250, collateralized by various U.S. government sponsored agency obligations, 4.00% to 6.50% due from 4/01/14 to 2/01/40, aggregate par and fair value of $658,615,751 and $309,000,000, respectively)

RBS Securities Inc.,
0.18%, 8/02/10	437,093	437,093,000
(Purchased on 7/30/10 to be repurchased at $437,099,556, collateralized by U.S. Treasury Note, 0.88% due at 2/29/12, par and fair value of $441,600,000 and $445,836,747, respectively)

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010	3

Schedule of Investments (concluded)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
RBS Securities Inc.,
0.19%, 8/02/10	$150,000	$150,000,000

(Purchased on 7/30/10 to be repurchased at $150,002,375, collateralized by various U.S. Treasury obligations, 0.88% to 2.75% due from 2/29/12 to 5/31/17, aggregate par and fair value of $150,252,500 and $153,003,697, respectively)

RBS Securities Inc.,
0.21%, 8/02/10	437,520	437,520,000

(Purchased on 7/30/10 to be repurchased at $437,527,657, collateralized by various Fannie Mae Bonds, 3.50% to 9.38% due from 9/01/12 to 7/01/40, aggregate par and fair value of $818,486,168 and $450,647,594, respectively)

RBS Securities Inc.,
0.22%, 10/21/10	280,000	280,000,000

(Purchased on 7/22/10 to be repurchased at $280,155,711, collateralized by various U.S. Treasury obligations, 1.88% to 2.75% due from 2/28/14 to 2/15/19, aggregate par and fair value of $280,415,500 and $285,601,333, respectively)

UBS Securities LLC,
0.21%, 8/02/10	200,000	200,000,000

(Purchased on 7/30/10 to be repurchased at $200,003,500, collateralized by various Ginnie Mae Bonds, 5.00% to 6.00% due from 9/15/39 to 7/20/40, aggregate par and fair value of $192,370,000 and $204,000,836, respectively)

Total Repurchase Agreements — 47.7%		6,633,883,000

Total Investments (Cost $13,948,665,070*) — 100.2%		13,948,665,070
Liabilities in Excess of Other Assets — (0.2)%		(27,346,762)

Net Assets — 100.0%		$13,921,318,308

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par at October 31, 2009	Net Activity (Par)	Par at July 31, 2010	Income
PNC Bank N.A.	$—	$—	$—	$29,529

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$13,948,665,070	—	$13,948,665,070

[1]	See above Schedule of Investments for values in each security type.

4	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010

Schedule of Investments July 31, 2010 (Unaudited)	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Yankee — 26.1%(a)
Abbey National Treasury Services Plc, Connecticut,
0.36%, 11/17/10(b)	$65,000	$65,000,000
Banco Bilbao Vizcaya Argentaria S.A., New York,
0.43%, 12/13/10(b)	28,500	28,500,000
Bank of Nova Scotia, New York,
0.39%, 10/15/10	60,000	59,999,376
Bank of Tokyo-Mitsubishi UFJ Ltd., New York,
0.58%, 9/17/10	75,000	75,000,000
Barclays Bank Plc, New York,
0.50%, 11/18/10	50,000	50,000,000
BNP Paribas S.A., New York:
0.43%, 8/02/10	50,000	50,000,000
0.60%, 11/01/10	100,000	100,000,000
Canadian Imperial Bank of Commerce, New York,
0.42%, 1/31/11(b)	25,000	25,000,000
Deutsche Bank A.G., New York,
0.32%, 8/25/10	65,000	65,000,000
Dexia Credit Local S.A., New York - GTD,
1.63%, 8/17/10(c)	121,000	121,000,000
Nordea Bank Finland Plc, New York,
0.39%, 10/14/10	100,000	100,000,000
Rabobank Nederland N.V., New York:
0.35%, 1/10/11(b)	38,000	38,000,000
0.34%, 1/13/11(b)	100,000	100,000,000
0.57%, 1/18/11	20,000	20,000,000
Royal Bank of Scotland Plc, Connecticut:
0.56%, 10/14/10	100,000	100,000,000
0.55%, 11/01/10	50,000	50,000,000
Societe Generale, New York:
0.43%, 8/02/10(b)	70,000	70,000,000
0.57%, 10/18/10	100,000	100,000,000
0.46%, 10/27/10	50,000	50,000,603
Svenska Handelsbanken, New York,
0.43%, 10/25/10	25,000	25,000,295
Toronto Dominion Bank, New York:
0.35%, 11/05/10(b)	60,000	60,000,000
0.35%, 2/04/11(b)	21,000	21,000,000
UBS A.G., Stamford,
0.59%, 11/18/10	100,000	100,000,000
Westpac Banking Corp., New York:
0.39%, 10/19/10(b)	40,525	40,525,000
0.40%, 10/21/10(b)	52,590	52,590,000

Total Certificates of Deposit — 26.1%		1,566,615,274

Commercial Paper
Amsterdam Funding Corp.,
0.38%, 9/09/10(d)	50,000	49,979,417
Antalis US Funding Corp.,
0.38%, 8/13/10(d)	50,000	49,993,667
ANZ National International Ltd., London,
0.41%, 9/27/10(d)	13,100	13,091,496
Cancara Asset Securitisation LLC,
0.52%, 10/19/10(d)	25,000	24,971,472
Chariot Funding LLC:
0.45%, 8/23/10(d)	100,000	99,972,500
0.40%, 10/12/10(d)	49,233	49,193,614
Jupiter Securitization Co. LLC,
0.38%, 8/19/10(d)	75,000	74,985,750
Old Line Funding LLC,
0.58%, 1/20/11(d)	50,000	49,861,445
Rabobank USA Financial Corp.,
0.38%, 10/14/10(d)	50,000	49,960,944
Solitaire Funding LLC,
0.38%, 8/05/10(d)	50,000	49,997,889
Straight-A Funding LLC:
0.40%, 8/04/10(d)	50,000	49,998,333
0.40%, 8/24/10(d)	63,000	62,983,900
0.41%, 9/10/10(d)	50,000	49,977,222
0.40%, 9/13/10(d)	103,382	103,332,606
0.40%, 9/17/10(d)	50,000	49,973,889
Thames Asset Global Securitization Corp.,
0.31%, 8/09/10(d)	17,494	17,492,795
Westpac Trust Securities, New Zealand,
0.46%, 11/05/10(b)(e)	72,500	72,500,000

Total Commercial Paper — 15.3%		918,266,939

Corporate Notes
Citibank N.A. - FDIC GTD,
0.58%, 9/30/10(b)	25,000	25,000,000
Commonwealth Bank of Australia,
0.51%, 11/22/10(b)(e)	45,000	45,000,000
Eksportfinans A/S,
0.41%, 11/09/10(b)	45,000	45,000,000
KBC Bank N.V., New York,
1.56%, 9/01/10(c)	61,090	61,090,000
Rabobank Nederland N.V.,
1.78%, 10/07/10(c)(e)	96,800	96,800,000

Total Corporate Notes — 4.6%		272,890,000

Master Notes — 5.0%
Banc of America Securities LLC,
0.36%, 8/02/10(c)	300,000	300,000,000

Municipal Bonds(c)
Antelope Valley - East Kern Water Agency COP Series 2008A-2 VRDN (Wells Fargo Bank N.A. LOC),
0.20%, 8/09/10	28,450	28,450,000
East Bay Municipal Utility District Water System RB Series 2002A VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.35%, 8/09/10	60,245	60,245,000
Indiana Health Facilities Financing Authority Hospital RB (Clarion Health Project) Series 2003D VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.60%, 8/09/10	38,360	38,360,000
Jacksonville Trasportation RB Series 2008A VRDN (JPMorgan Chase Bank SBPA),
0.28%, 8/09/10	20,000	20,000,000
Long Island Power Authority Electric System RB Series 2003 VRDN (FSA, Dexia Credit Local SBPA),
0.36%, 8/09/10	60,850	60,850,000
Maryland Community Development Administration Department of Housing & Community Development RB (Residential Project) Series 2006J AMT VRDN (State Street Bank & Trust Co. SBPA),
0.28%, 8/09/10	57,000	57,000,000
Massachusetts Development Finance Agency RB (Wentworth Institute of Technology, Inc. Project) Series 2007A VRDN (JPMorgan Chase Bank LOC),
0.28%, 8/09/10	14,015	14,015,000
Massachusetts Water Resources Authority RB Series 2008A VRDN (Dexia Credit Local SBPA),
0.28%, 8/09/10	123,000	123,000,000
New Mexico Municipal Energy Acquisition Authority Gas Supply RB Series 2009 VRDN (Royal Bank of Canada SBPA),
0.30%, 8/09/10	50,000	50,000,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010	5

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds(c)
New York City GO Series 2008J-13 VRDN (Lloyds TSB Bank Plc SBPA),
0.39%, 8/09/10	$35,350	$35,350,000
New York City GO Series 2008J-14 VRDN (Lloyds TSB Bank Plc SBPA),
0.38%, 8/09/10	16,850	16,850,000
Oklahoma Turnpike Authority RB Series 2006C VRDN (Bank of America N.A. SBPA),
0.26%, 8/09/10	46,400	46,400,000
Orlando & Orange County Expressway Authority RB Series 2003D VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.32%, 8/09/10	51,910	51,910,000

Total Municipal Bonds — 10.0%		602,430,000

Time Deposits
Credit Agricole Corporate & Investment Bank,
0.21%, 8/02/10	55,000	55,000,000
Natixis S.A.,
0.22%, 8/02/10	200,000	200,000,000

Total Time Deposits — 4.3%		255,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes:(d)
0.30%, 1/18/11	75,000	74,893,750
0.30%, 1/21/11	50,000	49,927,917
Fannie Mae Variable Rate Notes:(b)
0.30%, 8/05/10	47,100	47,099,812
0.32%, 7/26/12	58,000	57,976,990
Federal Home Loan Bank Variable Rate Notes,
0.48%, 10/08/10(b)	63,000	62,996,466
Freddie Mac Discount Notes:(d)
0.20%, 8/23/10	105,695	105,682,082
0.25%, 9/07/10	42,500	42,489,080
0.30%, 10/12/10	50,000	49,970,000
Freddie Mac Variable Rate Notes:(b)
0.46%, 8/24/10	38,825	38,825,105
0.52%, 9/03/10	142,265	142,262,423
0.41%, 2/14/11	238,315	238,294,580
0.27%, 12/29/11	40,000	39,971,498
0.28%, 4/03/12	40,000	39,972,920

Total U.S. Government Sponsored Agency Obligations — 16.5%		990,362,623

U.S. Treasury Obligations(d)
U.S. Treasury Bills:
0.17%, 8/26/10	50,000	49,994,288
0.23%, 8/26/10	4,000	3,999,375
0.24%, 9/30/10	65,725	65,698,710
0.25%, 11/04/10	35,000	34,977,371
0.22%, 11/12/10	205,000	204,870,320
0.21%, 11/26/10	50,000	49,965,550
0.21%, 12/02/10	50,000	49,963,869
0.20%, 1/27/11	50,000	49,950,278

Total U.S. Treasury Obligations — 8.5%		509,419,761

Repurchase Agreements
Barclays Capital, Inc.,
0.18%, 8/02/10	195,056	195,056,000
(Purchased on 7/30/10 to be repurchased at $195,058,926, collateralized by U.S. Treasury Note, 4.75% due at 8/15/17, par and fair value of $168,594,800 and $198,957,131, respectively)
Citigroup Global Markets, Inc.,
0.46%, 8/02/10	50,000	50,000,000

(Purchased on 7/30/10 to be repurchased at $50,001,917, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 1.13% to 6.43% due from 6/15/13 to 12/20/37, aggregate par and fair value of $52,795,327 and $51,233,710, respectively)

Citigroup Global Markets, Inc.,
0.56%, 8/02/10	55,000	55,000,000
(Purchased on 7/30/10 to be repurchased at $55,002,567, collateralized by Federal Home Loan Bank Bond, 0.00% due at 12/01/11, par and fair value of $56,020,000 and $56,101,198, respectively)
Deutsche Bank Securities Inc.,
0.21%, 8/02/10	130,000	130,000,000

(Purchased on 7/30/10 to be repurchased at $130,002,275, collateralized by various U.S. government sponsored agency obligations, 0.00% to 1.00% due from 9/01/39 to 11/16/39, aggregate par and fair value of $182,796,255 and $136,028,953, respectively)

Deutsche Bank Securities Inc.,
0.31%, 8/02/10	5,000	5,000,000

(Purchased on 7/30/10 to be repurchased at $5,000,129, collateralized by various corporate/debt obligations, 3.63% to 10.20% due from 10/01/10 to 9/29/39, aggregate par and fair value of $4,675,995 and $5,350,001, respectively)

HSBC Securities (USA) Inc.,
0.33%, 8/02/10	50,000	50,000,000

(Purchased on 7/30/10 to be repurchased at $50,001,375, collateralized by various corporate/debt obligations, 0.00% to 9.70% due from 12/22/11 to 7/15/40, aggregate par and fair value of $49,683,613 and $53,504,508, respectively)

JPMorgan Securities Inc.,
0.61%, 8/02/10	10,000	10,000,000

(Purchased on 7/30/10 to be repurchased at $10,000,508, collateralized by various corporate/debt obligations, 0.00% to 11.75% due from 3/02/11 to 8/15/19, aggregate par and fair value of $10,545,281 and $10,703,887, respectively)

Morgan Stanley & Co.,
0.31%, 8/02/10	100,000	100,000,000

(Purchased on 7/30/10 to be repurchased at $100,002,583, collateralized by various corporate/debt obligations, 0.00% due from 8/02/10 to 3/01/11, aggregate par and fair value of $105,145,982 and $105,000,001, respectively)

6	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010

Schedule of Investments (concluded)	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
RBS Securities Inc.,
0.36%, 8/02/10	$30,000	$30,000,000

(Purchased on 7/30/10 to be repurchased at $30,000,900, collateralized by various U.S. government sponsored agency obligations, 4.50% to 8.25% due from 1/01/22 to 1/01/40, aggregate par and fair value of $571,698,851 and $30,900,120, respectively)

UBS Securities LLC,
0.39%, 8/02/10	5,000	5,000,000

(Purchased on 7/30/10 to be repurchased at $5,000,163, collateralized by various corporate/debt obligations, 0.00% to 9.75% due from 1/15/11 to 6/01/40, aggregate par and fair value of $4,842,220 and $5,353,319, respectively)

Total Repurchase Agreements — 10.5%		630,056,000

Total Investments (Cost $6,045,040,597*) — 100.8%		6,045,040,597
Liabilities in Excess of Other Assets — (0.8)%		(45,166,473)

Net Assets — 100.0%		$5,999,874,124

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$6,045,040,597	—	$6,045,040,597

[1]	See above Schedule of Investments for values in each security type.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010	7

Schedule of Investments July 31, 2010 (Unaudited)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Domestic — 0.4%
State Street Bank & Trust Co.,
0.39%, 10/12/10	$221,000	$221,000,000
Yankee — 40.4%(a)
Abbey National Treasury Services Plc, Connecticut,
0.36%, 11/17/10(b)	527,000	527,000,000
Banco Bilbao Vizcaya Argentaria S.A., New York,
0.43%, 12/13/10(b)	219,100	219,100,000
Bank of Montreal, Chicago:
0.25%, 8/26/10	470,000	470,000,000
0.25%, 8/31/10	400,000	400,000,000
0.30%, 10/28/10	300,000	300,000,000
Bank of Nova Scotia, Houston:
0.35%, 10/14/10	373,300	373,300,000
0.30%, 10/29/10	600,000	600,000,000
Bank of Nova Scotia, New York,
0.39%, 10/15/10	443,000	442,995,394
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.58%, 9/17/10	535,000	535,000,000
0.58%, 9/20/10	555,000	555,000,000
Barclays Bank Plc, New York:
0.41%, 8/18/10(b)	498,670	498,670,000
0.44%, 11/05/10	865,000	865,000,000
0.50%, 11/18/10	800,000	800,000,000
BNP Paribas S.A., New York:
0.37%, 8/02/10	300,000	300,000,000
0.43%, 8/02/10	947,100	947,100,000
0.36%, 8/09/10	388,000	388,000,000
0.58%, 10/15/10(b)	303,000	303,000,000
0.60%, 11/01/10	810,000	810,000,000
Canadian Imperial Bank of Commerce, New York,
0.42%, 1/31/11(b)	490,000	490,000,000
Credit Agricole CIB, New York,
0.59%, 10/12/10(b)	400,000	400,000,000
Credit Suisse, New York,
0.40%, 9/30/10	425,000	425,000,000
Deutsche Bank A.G., New York,
0.32%, 8/25/10	820,000	820,000,000
Dexia Credit Local S.A., New York - GTD,
1.63%, 8/17/10(c)	793,500	793,500,000
DNB NOR Bank ASA, New York,
0.49%, 9/17/10	250,000	250,003,258
Lloyds TSB Bank Plc, New York:
0.30%, 9/01/10	725,000	725,000,000
0.49%, 10/26/10	700,000	700,000,000
Nordea Bank Finland Plc, New York,
0.39%, 10/15/10	727,200	727,200,000
Rabobank Nederland N.V., New York:
0.35%, 1/10/11(b)	355,000	355,000,000
0.34%, 1/12/11(b)	500,000	500,000,000
0.57%, 1/18/11	425,500	425,500,000
0.35%, 2/09/11(b)	188,000	188,000,000
Royal Bank of Canada, New York:
0.30%, 9/28/10	200,000	200,000,000
0.34%, 9/30/10	260,000	260,000,000
0.34%, 11/17/10(b)	325,550	325,550,000
Royal Bank of Scotland Plc, Connecticut:
0.41%, 8/23/10	500,000	500,000,000
0.56%, 10/14/10	550,000	550,000,000
0.50%, 10/28/10	379,000	379,000,000
0.55%, 11/01/10	600,000	600,000,000
Societe Generale, New York:
0.43%, 8/02/10	530,000	530,000,000
0.57%, 10/18/10	800,000	800,000,000
0.46%, 10/27/10	700,000	700,008,447
Sumitomo Mitsui Banking Corp., New York:
0.31%, 8/24/10	200,000	200,000,000
0.31%, 8/26/10	400,000	400,000,000
0.31%, 9/08/10	350,000	350,000,000
Svenska Handelsbanken, New York,
0.43%, 10/25/10	335,000	335,003,946
Toronto Dominion Bank, New York:
0.35%, 11/05/10(b)	505,000	505,000,000
0.35%, 2/04/11(b)	208,450	208,450,000
UBS A.G., Stamford:
0.57%, 11/02/10	115,000	115,011,841
0.59%, 11/18/10	590,000	590,000,000
Westpac Banking Corp., New York:
0.39%, 10/19/10(b)	315,620	315,620,000
0.40%, 10/21/10(b)	406,160	406,160,000

Total Certificates of Deposit — 40.8%		24,624,172,886

Commercial Paper(d)
Amsterdam Funding Corp.:
0.43%, 10/25/10	200,000	199,796,944
0.41%, 10/26/10	95,026	94,932,927
Antalis US Funding Corp.,
0.35%, 8/17/10	169,030	169,003,706
ANZ National International Ltd., London,
0.41%, 9/27/10	131,500	131,414,635
Argento Variable Funding Co. LLC,
0.49%, 10/21/10	200,000	199,779,500
Atlantis One Funding Corp.:
0.27%, 8/26/10	336,000	335,937,000
0.50%, 1/21/11	474,009	472,870,062
Barton Capital Corp.:
0.40%, 10/15/10	45,045	45,007,463
0.33%, 10/18/10	85,239	85,178,054
Cancara Asset Securitisation LLC:
0.33%, 8/19/10	50,000	49,991,750
0.52%, 10/19/10	160,000	159,817,422
0.47%, 10/20/10	120,000	119,874,667
0.45%, 10/28/10	170,000	169,813,000
Chariot Funding LLC:
0.30%, 8/12/10	47,046	47,041,687
0.45%, 8/16/10	90,000	89,983,125
0.46%, 8/26/10	150,000	149,952,083
Clipper Receivables Co. LLC,
0.39%, 11/16/10	225,000	224,739,188
Commonwealth Bank of Australia,
0.43%, 9/22/10	100,000	99,937,889
Falcon Asset Securitization Co. LLC:
0.45%, 8/16/10	71,000	70,986,688
0.46%, 9/01/10	50,000	49,980,194
Grampian Funding LLC:
0.45%, 9/09/10	160,000	159,922,000
0.42%, 9/21/10	100,000	99,940,500
ING US Funding LLC,
0.41%, 10/26/10	50,000	49,951,028
JPMorgan Chase & Co.,
0.25%, 8/18/10	386,800	386,754,336
Jupiter Securitization Co. LLC:
0.45%, 8/16/10	46,000	45,991,375
0.46%, 8/16/10	125,000	124,976,042
0.40%, 9/20/10	110,068	110,006,851
0.48%, 1/10/11	50,000	49,892,000
LMA Americas LLC,
0.34%, 8/18/10	57,900	57,890,704
Nieuw Amsterdam Receivables Corp.,
0.52%, 10/15/10	40,000	39,956,667
Nordea North America, Inc.,
0.37%, 10/05/10	372,450	372,204,545
Rabobank USA Financial Corp.,
0.38%, 10/14/10	100,000	99,921,889
Royal Park Investments Funding Corp.,
0.36%, 8/16/10	75,000	74,988,750

8	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper(d)
Scaldis Capital LLC,
0.31%, 8/20/10	$80,000	$79,986,911
Solitaire Funding LLC:
0.38%, 8/05/10	100,000	99,995,778
0.46%, 10/25/10	80,000	79,913,111
Starbird Funding Corp.,
0.55%, 10/12/10	90,000	89,901,000
Straight-A Funding LLC:
0.39%, 8/03/10	250,779	250,773,566
0.40%, 8/04/10	250,000	249,991,667
0.39%, 8/24/10	114,362	114,333,505
0.41%, 9/08/10	159,121	159,052,136
0.40%, 9/09/10	150,164	150,098,929
0.42%, 9/09/10	50,000	49,977,250
0.40%, 9/14/10	102,749	102,698,767
0.40%, 9/15/10	146,920	146,846,540
0.31%, 9/17/10	78,226	78,194,340
0.40%, 9/17/10	680,000	679,644,889
0.36%, 9/27/10	142,195	142,113,949
0.37%, 10/01/10	150,503	150,408,643
Svenska Handelsbanken Inc.,
0.47%, 9/22/10	190,000	189,871,011
Variable Funding Capital Co. LLC:
0.30%, 8/13/10	90,000	89,991,000
0.39%, 8/20/10	25,000	24,994,854
0.35%, 10/26/10	29,000	28,975,753
Windmill Funding Corp.,
0.41%, 10/26/10	88,800	88,713,025

Total Commercial Paper — 12.7%		7,684,911,295

Corporate Notes
Citibank N.A. - FDIC GTD,
0.58%, 9/30/10(b)	176,000	176,000,000
Commonwealth Bank of Australia,
0.51%, 11/22/10(b)(e)	357,200	357,200,000
KBC Bank N.V., New York,
1.56%, 9/01/10(c)	400,640	400,640,000
Rabobank Nederland N.V.,
1.78%, 10/07/10(c)(e)	686,300	686,300,000

Total Corporate Notes — 2.7%		1,620,140,000

Master Notes — 4.4%
Banc of America Securities LLC,
0.36%, 8/02/10(c)	2,647,600	2,647,600,000

Municipal Bonds(c)
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2006C-2 VRDN (Lloyds TSB Bank Plc SBPA, CalPERS SBPA),
0.25%, 8/09/10	55,000	55,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2006C-3 VRDN (Lloyds TSB Bank Plc SBPA, CalPERS SBPA),
0.20%, 8/09/10	24,000	24,000,000
Broward County School Board COP Series 2004D VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.28%, 8/09/10	53,880	53,880,000
Burke County Development Authority PCRB (Georgia Power Co. Plant Vogtle Project) Series 1995 VRDN,
0.26%, 8/02/10	45,100	45,100,000
California Department of Water Resource Power Supply RB Series 2002B-1 VRDN (Bank of New York LOC, CalSTRS LOC),
0.22%, 8/02/10	1,000	1,000,000
California Department of Water Resources Power Supply RB Series 2002C-11 VRDN (KBC Bank N.V. LOC, Bank of Nova Scotia LOC),
0.26%, 8/09/10	25,600	25,600,000
California Housing Finance Agency Home Mortgage RB Series 2001U VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.25%, 8/09/10	26,290	26,290,000
California Housing Finance Agency Home Mortgage RB Series 2002B VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.26%, 8/09/10	39,170	39,170,000
California Housing Finance Agency Home Mortgage RB Series 2002J VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.25%, 8/09/10	24,200	24,200,000
California Housing Finance Agency Home Mortgage RB Series 2003F AMT VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.25%, 8/09/10	75,770	75,770,000
California Housing Finance Agency Home Mortgage RB Series 2003U VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.26%, 8/09/10	20,000	20,000,000
California Housing Finance Agency Home Mortgage RB Series 2005D AMT VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.25%, 8/09/10	108,390	108,390,000
California Housing Finance Agency Home Mortgage RB Series 2005H VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.26%, 8/09/10	147,910	147,910,000
California Housing Finance Agency Home Mortgage RB Series 2008D AMT VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.23%, 8/09/10	22,545	22,545,000
Charlotte-Mecklenberg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2007D VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.30%, 8/09/10	25,415	25,415,000
Connecticut GO Series 2005A-1 VRDN (Dexia Credit Local SBPA),
0.30%, 8/09/10	56,100	56,100,000
Connecticut Health & Educational Facilities Authority RB (Yale University Project) Series 1999U-2 VRDN,
0.18%, 8/09/10	33,900	33,900,000
Connecticut Housing Finance Authority RB (Housing Mortgages Finance Program) Series 2008E AMT VRDN (GO of Authority, Bank of America N.A. SBPA),
0.25%, 8/09/10	88,000	88,000,000
Connecticut Housing Finance Authority RB Series 2010A-6 VRDN (Bank of America N.A. SBPA),
0.35%, 8/09/10	17,000	17,000,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-2 VRDN (Dexia Credit Local LOC),
0.30%, 8/09/10	21,910	21,910,000
Detroit City School District GO Series 2008 VRDN (Dexia Credit Local LOC, Dexia Credit Local Liquidity Facility),
0.43%, 8/09/10	31,755	31,755,000
District of Columbia GO Series 2008C-2 VRDN (JPMorgan Chase Bank LOC),
0.31%, 8/09/10	78,552	78,552,000
East Bay Municipal Utility District Water System RB Series 2002B VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.32%, 8/09/10	42,700	42,700,000
Harris County IDRB (ExxonMobil Guaranty Project) Series 1997 VRDN,
0.15%, 8/02/10	14,700	14,700,000
Illinois Finance Authority RB (Edward Hospital Project) Series 2009A VRDN (JPMorgan Chase Bank LOC),
0.24%, 8/09/10	29,000	29,000,000
Illinois Toll Highway Authority RB Series 2008A-1 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.32%, 8/09/10	88,300	88,300,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010	9

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds(c)
JEA Water & Sewer System RB Series 2008A-2 VRDN (JPMorgan Chase Bank SBPA),
0.29%, 8/09/10	$32,035	$32,035,000
Kansas Department of Transportation RB Series 2002B-3 VRDN (Barclays Bank Plc SBPA),
0.20%, 8/09/10	38,005	38,005,000
Los Angeles County Metropolitan Transportation Authority RB (Proposition A First Tier Senior Sales Tax Project) Series 2008A-2 VRDN (Bank of America N.A. SBPA),
0.24%, 8/09/10	49,450	49,450,000
Los Angeles Department of Water & Power RB Series 2001B-2 VRDN (RBC SBPA),
0.20%, 8/09/10	31,185	31,185,000
Los Angeles Department of Water & Power RB Series 2001B-6 VRDN (Bank of America N.A. SBPA),
0.22%, 8/02/10	35,800	35,800,000
Lubbock Health Facilities Development Corp. RB (St. Josephs Health System Project) Series 2008B VRDN (Wachovia Bank N.A. LOC),
0.19%, 8/02/10	59,385	59,385,000
Massachusetts Bay Transportation Authority RB (General Transportation System Project) Series 2000 VRDN (Dexia Credit Local SBPA),
0.28%, 8/09/10	91,580	91,580,000
Minneapolis & St Paul Housing & Redevelopment Authority RB (Allina Health Project) Series 2007C-2 VRDN (Wells Fargo Bank N.A. LOC),
0.20%, 8/09/10	51,900	51,900,000
New Jersey Economic Development Authority RB (School Facilities Construction Project) Sub-Series 2008V-4 VRDN (Bank of America N.A. LOC),
0.24%, 8/09/10	50,000	50,000,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2007 VRDN (BNP Paribas SBPA),
0.25%, 8/09/10	30,000	30,000,000
New Jersey Turnpike Authority RB Series 2003C-2 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.30%, 8/09/10	100,000	100,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2008B-1 VRDN (JPMorgan Chase Bank SBPA),
0.24%, 8/09/10	52,267	52,267,000
North Carolina Capital Facilities Finance Agency RB (Duke Energy Project) Series 2008A VRDN (Wells Fargo Bank N.A. LOC),
0.28%, 8/09/10	16,300	16,300,000
Orlando & Orange County Expressway Authority RB Series 2003C-1 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.27%, 8/09/10	88,400	88,400,000
Piedmont Municipal Power Agency Ltd. RB Series 2008C VRDN (Assured Guaranty Ltd. Insurance, Dexia Credit Local SBPA),
0.34%, 8/09/10	58,000	58,000,000
Sacramento Municipal Utility District RB Series 2008J VRDN (Bank of America N.A. LOC),
0.22%, 8/09/10	71,440	71,440,000
Sacramento Transportation Authority Measure A Sales Tax RB Series 2009B VRDN (JPMorgan Chase Bank Liquidity Facility),
0.24%, 8/09/10	103,100	103,100,000
South Placer Wastewater Authority RB Series 2008A VRDN (State Street Bank & Trust Co. LOC, CalSTRS LOC),
0.26%, 8/09/10	30,800	30,800,000
Tarrant County Cultural Education Facilities Finance Corp. RB (Scott and White Memorial Hospital and Scott, Sherwood and Brindley Foundation Project) Series 2008B VRDN (JPMorgan Chase Bank LOC),
0.23%, 8/09/10	36,395	36,395,000
Texas GO Series 2004E VRDN (Dexia Credit Local SBPA),
0.45%, 8/09/10	14,680	14,680,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2 VRDN (Dexia Credit Local SBPA),
0.28%, 8/09/10	46,670	46,670,000
Wisconsin Housing & Economic Development Authority RB Series 2003B VRDN (Go of Authority, Fannie Mae LOC, Freddie Mac LOC),
0.27%, 8/09/10	15,845	15,845,000

Total Municipal Bonds — 3.8%		2,299,424,000

Time Deposits
Credit Agricole Corporate & Investment Bank,
0.21%, 8/02/10	796,000	796,000,000
Natixis S.A.,
0.22%, 8/02/10	700,000	700,000,000

Total Time Deposits — 2.5%		1,496,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes:(d)
0.19%, 8/16/10	78,060	78,053,820
0.20%, 8/18/10	100,000	99,990,792
0.20%, 8/25/10	180,000	179,976,000
0.25%, 9/08/10	100,000	99,973,611
0.24%, 9/20/10	502,500	502,332,500
0.30%, 9/22/10	126,652	126,597,117
0.25%, 10/06/10	279,938	279,809,695
0.29%, 10/13/10	44,528	44,501,815
0.29%, 10/20/10	100,000	99,935,556
0.29%, 10/27/10	171,623	171,504,795
0.30%, 11/03/10	95,000	94,926,824
0.30%, 1/18/11	595,000	594,157,083
0.30%, 1/21/11	300,000	299,567,500
Fannie Mae Variable Rate Notes:(b)
0.30%, 8/05/10	401,745	401,743,396
0.30%, 5/13/11	370,000	370,054,910
0.32%, 7/26/12	571,000	570,773,475
Federal Home Loan Bank Variable Rate Notes:(b)
0.48%, 10/08/10	435,000	434,975,602
0.47%, 10/06/11	500,000	499,760,040
0.30%, 1/23/12	300,000	299,887,898
Freddie Mac Discount Notes:(d)
0.20%, 8/18/10	118,100	118,089,125
0.22%, 8/23/10	248,000	247,966,658
0.23%, 8/23/10	74,167	74,156,575
0.18%, 9/07/10	91,000	90,983,165
0.25%, 9/07/10	47,000	46,987,924
0.30%, 9/27/10	50,500	50,476,013
0.24%, 9/28/10	400,000	399,845,333
0.30%, 10/12/10	58,760	58,724,744
0.30%, 10/20/10	100,000	99,933,333

10	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Obligations
Freddie Mac Variable Rate Notes:(b)
0.46%, 8/24/10	$338,950	$338,950,919
0.52%, 9/03/10	510,120	510,110,758
0.41%, 2/14/11	1,733,155	1,733,007,160
0.27%, 12/29/11	600,000	599,572,475
0.28%, 4/03/12	680,000	679,539,640

Total U.S. Government Sponsored Agency Obligations — 17.1%		10,296,866,251

U.S. Treasury Obligations(d)
U.S. Treasury Bills:
0.17%, 8/19/10	103,000	103,991,774
0.18%, 8/19/10	335,000	334,969,681
0.17%, 8/26/10	450,000	449,948,594
0.23%, 8/26/10	200,000	199,968,750
0.30%, 8/26/10	200,000	199,959,400
0.31%, 8/26/10	210,000	209,953,829
0.32%, 8/26/10	301,000	300,934,156
0.19%, 9/02/10	500,000	499,917,778
0.24%, 9/30/10	636,555	636,300,378
0.25%, 11/04/10	340,000	339,780,181
0.22%, 11/12/10	450,000	449,710,956
0.23%, 11/18/10	400,000	399,721,444
0.21%, 11/26/10	200,000	199,863,378
0.22%, 11/26/10	300,000	299,789,685
0.21%, 12/02/10	400,000	399,710,950
0.22%, 12/02/10	145,000	144,890,017
0.20%, 1/27/11	425,000	424,577,361

Total U.S. Treasury Obligations — 9.3%		5,593,988,312

Repurchase Agreements
Banc of America Securities LLC,
0.19%, 8/02/10	200,000	200,000,000
(Purchased on 7/30/10 to be repurchased at $200,003,167, collateralized by various Ginnie Mae Bonds, 1.10% to 1.17% due at 3/20/40, par and fair value of $216,313,404 and $214,000,001, respectively)
Banc of America Securities LLC,
0.21%, 8/02/10	200,000	200,000,000

(Purchased on 7/30/10 to be repurchased at $200,003,500, collateralized by various U.S. government sponsored agency obligations, 0.00% to 5.50% due from 2/01/33 to 7/01/40, aggregate par and fair value of $279,109,906 and $208,609,576, respectively)

Banc of America Securities LLC,
0.33%, 8/02/10	170,000	170,000,000

(Purchased on 7/30/10 to be repurchased at $170,004,675, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 9.50% due from 8/09/10 to 12/01/99, aggregate par and fair value of $1,578,669,415 and $181,849,892, respectively)

Barclays Capital, Inc.,
0.18%, 8/02/10	686,334	686,334,000

(Purchased on 7/30/10 to be repurchased at $686,344,295, collateralized by various U.S. Treasury obligations, 1.13% to 3.50% due from 12/15/12 to 2/15/18, aggregate par and fair value of $668,629,200 and $700,060,733, respectively)

Citigroup Global Markets, Inc.,
0.46%, 8/02/10	125,000	125,000,000

(Purchased on 7/30/10 to be repurchased at $125,004,792, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 7.69% due from 4/06/12 to 12/20/54, aggregate par and fair value of $365,450,292 and $133,651,261, respectively)

Citigroup Global Markets, Inc.,
0.56%, 8/02/10	275,000	275,000,000

(Purchased on 7/30/10 to be repurchased at $275,012,833, collateralized by various U.S. government sponsored agency obligations, 0.25% to 5.38% due from 1/28/11 to 2/13/17, aggregate par and fair value of $252,728,000 and $280,504,051, respectively)

Deutsche Bank Securities Inc.,
0.21%, 8/02/10	302,000	302,000,000

(Purchased on 7/30/10 to be repurchased at $302,005,285, collateralized by various Freddie Mac Bonds, 4.50% to 5.50% due from 7/01/38 to 8/01/40, aggregate par and fair value of $386,271,255 and $311,060,000, respectively)

Deutsche Bank Securities Inc.,
0.31%, 8/02/10	90,000	90,000,000

(Purchased on 7/30/10 to be repurchased at $90,002,325, collateralized by various corporate/debt obligations, 0.63% to 9.45% due from 10/18/11 to 10/01/66, aggregate par and fair value of $88,243,075 and $96,300,000, respectively)

HSBC Securities (USA) Inc.,
0.33%, 8/02/10	80,000	80,000,000

(Purchased on 7/30/10 to be repurchased at $80,002,200, collateralized by various corporate/debt obligations, 4.37% to 9.85% due from 12/15/10 to 7/15/40, aggregate par and fair value of $76,054,242 and $85,604,829, respectively)

JPMorgan Securities Inc.,
0.61%, 8/02/10	50,000	50,000,000

(Purchased on 7/30/10 to be repurchased at $50,002,542, collateralized by various corporate/debt obligations, 0.00% to 11.50% due from 3/02/11 to 3/15/29, aggregate par and fair value of $54,016,654 and $53,503,261, respectively)

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010	11

Schedule of Investments (concluded)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Morgan Stanley & Co.,
0.31%, 8/02/10	$1,635,000	$1,635,000,000

(Purchased on 7/30/10 to be repurchased at $1,635,042,238, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% due from 8/02/10 to 6/25/43, aggregate par and fair value of $1,916,888,843 and $1,716,848,022, respectively)

RBS Securities Inc.,
0.36%, 8/02/10	625,000	625,000,000

(Purchased on 7/30/10 to be repurchased at $625,018,750, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 9.79% due from 8/16/10 to 6/11/50, aggregate par and fair value of $6,574,442,498 and $657,876,131, respectively)

UBS Securities LLC,
0.39%, 8/02/10	275,000	275,000,000

(Purchased on 7/30/10 to be repurchased at $275,008,938, collateralized by various corporate/debt obligations, 0.00% to 10.63% due from 8/16/10 to 5/15/40, aggregate par and fair value of $268,940,598 and $294,252,837, respectively)

Total Repurchase Agreements — 7.8%		4,713,334,000

Total Investments (Cost $60,976,436,744*) — 101.1%		60,976,436,744
Liabilities in Excess of Other Assets — (1.1)%		(634,058,943)

Net Assets — 100.0%		$60,342,377,801

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par at October 31, 2009	Net Activity (Par)	Par at July 31, 2010	Income
PNC Bank N.A.	$79,500,000	$(79,500,000)	$—	$107,383

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$60,976,436,744	—	$60,976,436,744

[1]	See above Schedule of Investments for values in each security type.

12	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010

Schedule of Investments July 31, 2010 (Unaudited)	T-Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations(a)
U.S. Treasury Bills:
0.16%, 8/05/10	$50,000	$49,999,111
0.17%, 8/12/10	72,784	72,780,219
0.19%, 8/19/10	80,000	79,992,600
0.19%, 8/26/10	155,000	154,979,549
0.25%, 8/26/10	155,000	154,973,264
0.27%, 8/26/10	25,000	24,995,321
0.32%, 8/26/10	68,000	67,985,125
0.17%, 9/02/10	12,966	12,964,098
0.19%, 9/02/10	50,000	49,991,778
0.21%, 9/09/10	40,000	39,991,117
0.24%, 9/23/10	160,000	159,943,467
0.41%, 9/23/10	25,000	24,985,094
0.24%, 9/30/10	100,000	99,960,000
0.16%, 10/14/10	105,000	104,966,141
0.24%, 10/14/10	100,000	99,950,667
0.38%, 10/21/10	74,722	74,658,953
0.23%, 10/28/10	60,000	59,966,267
0.24%, 10/28/10	35,000	34,979,467
0.25%, 11/04/10	70,000	69,954,743
0.32%, 11/18/10	80,000	79,923,700
0.23%, 11/26/10	70,000	69,948,812
0.22%, 12/02/10	70,000	69,947,383
0.21%, 12/09/10	69,690	69,907,823
0.41%, 12/16/10	120,000	119,812,767
0.21%, 1/06/11	100,000	99,909,132
0.20%, 1/13/11	100,000	99,908,333
0.20%, 1/20/11	150,000	149,860,250
0.20%, 1/27/11	270,042	269,773,458
0.49%, 4/07/11	114,000	113,617,577

Total U.S. Treasury Obligations — 38.8%		2,580,626,216

Repurchase Agreements
Banc of America Securities LLC,
0.19%, 8/02/10	100,000	100,000,000

(Purchased on 7/30/10 to be repurchased at $100,001,583, collateralized by various U.S. Treasury obligations, 0.00% to 3.63% due from 4/15/28 to 8/15/39, aggregate par and fair value of $274,112,000 and $102,000,153, respectively)

Barclays Capital, Inc.,
0.21%, 8/02/10	500,000	500,000,000

(Purchased on 7/30/10 to be repurchased at $500,008,750, collateralized by various U.S. Treasury obligations, 1.50% to 3.75% due from 12/31/13 to 11/15/18, aggregate par and fair value of $498,484,800 and $510,000,089, respectively)

Barclays Capital, Inc.,
0.20%, 10/04/10	325,000	325,000,000
(Purchased on 7/21/10 to be repurchased at $325,135,417, collateralized by U.S. Treasury obligation, 4.50% due at 8/15/39, par and fair value of $303,899,600 and $331,500,081, respectively)
Citigroup Global Markets, Inc.,
0.21%, 8/02/10	330,000	330,000,000

(Purchased on 7/30/10 to be repurchased at $330,005,775, collateralized by various U.S. Treasury obligations, 2.00% to 7.25% due from 11/15/15 to 8/15/22, aggregate par and fair value of $279,606,300 and $336,600,022, respectively)

Credit Suisse Securities (USA) LLC,
0.20%, 8/02/10	375,000	375,000,000

(Purchased on 7/30/10 to be repurchased at $375,006,250, collateralized by various U.S. Treasury obligations, 0.50% to 3.50% due from 1/15/11 to 7/15/19, aggregate par and fair value of $327,666,500 and $382,503,192, respectively)

Deutsche Bank Securities Inc.,
0.19%, 8/02/10	175,000	175,000,000

(Purchased on 7/30/10 to be repurchased at $175,002,771, collateralized by various U.S. Treasury obligations, 2.75% to 8.13% due from 10/15/10 to 8/15/19, aggregate par and fair value of $152,766,416 and $178,500,012, respectively)

Deutsche Bank Securities Inc.,
0.19%, 8/02/10	472,398	472,398,000

(Purchased on 7/30/10 to be repurchased at $472,405,480, collateralized by various U.S. Treasury obligations, 2.75% to 8.13% due from 10/15/10 to 8/15/19, aggregate par and fair value of $412,380,284 and $481,845,991, respectively)

HSBC Securities (USA) Inc.,
0.19%, 8/02/10	237,511	237,511,000

(Purchased on 7/30/10 to be repurchased at $237,514,761, collateralized by various U.S. Treasury obligations, 0.00% due from 11/15/21 to 2/15/38, aggregate par and fair value of $533,805,962 and $242,262,257, respectively)

JPMorgan Securities Inc.,
0.19%, 8/02/10	335,000	335,000,000

(Purchased on 7/30/10 to be repurchased at $335,005,304, collateralized by various U.S. Treasury obligations, 0.00% due from 9/15/10 to 5/15/40, aggregate par and fair value of $742,876,363 and $341,702,053, respectively)

Morgan Stanley & Co.,
0.20%, 8/02/10	150,000	150,000,000

(Purchased on 7/30/10 to be repurchased at $150,002,500, collateralized by various U.S. Treasury obligations, 4.50% to 4.63% due from 2/28/11 to 8/31/11, aggregate par and fair value of $145,672,800 and $153,000,064, respectively)

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010	13

Schedule of Investments (concluded)	T-Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
RBS Securities Inc.,
0.18%, 8/02/10	$100,000	$100,000,000
(Purchased on 7/30/10 to be repurchased at $100,001,500, collateralized by U.S. Treasury obligation, 3.00% due at 2/28/17, par and fair value of $96,810,000 and $102,003,016, respectively)
RBS Securities Inc.,
0.20%, 8/02/10	275,000	275,000,000

(Purchased on 7/30/10 to be repurchased at $275,004,583, collateralized by various U.S. Treasury obligations, 3.00% to 4.25% due from 11/15/14 to 2/28/17, aggregate par and fair value of $255,807,800 and $280,500,739, respectively)

RBS Securities Inc.,
0.22%, 10/21/10	575,000	575,000,000

(Purchased on 7/22/10 to be repurchased at $575,319,764, collateralized by various U.S. Treasury obligations, 0.88% to 3.50% due from 3/31/11 to 5/15/20, aggregate par and fair value of $572,856,100 and $586,500,899, respectively)

UBS Securities LLC,
0.19%, 8/02/10	125,134	125,134,000

(Purchased on 7/30/10 to be repurchased at $125,135,981, collateralized by various U.S. Treasury obligations, 0.00% to 4.63% due from 1/06/11 to 2/15/40, aggregate par and fair value of $369,588,000 and $127,641,012, respectively)

Total Repurchase Agreements — 61.2%		4,075,043,000

Total Investments (Cost $6,655,669,216*) — 100.0%		6,655,669,216
Liabilities in Excess of Other Assets — (0.0)%		(973,015)

Net Assets — 100.0%		$6,654,696,201

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$6,655,669,216	—	$6,655,669,216

[1]	See above Schedule of Investments for values in each security type.

14	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010

Schedule of Investments July 31, 2010 (Unaudited)	Treasury Trust Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations(a)
U.S. Treasury Bills:
0.09%, 8/05/10	$100,000	$99,999,006
0.12%, 8/05/10	116,533	116,531,424
0.17%, 8/05/10	75,000	74,998,625
0.09%, 8/12/10	31,045	31,044,146
0.10%, 8/12/10	24,658	24,657,284
0.11%, 8/12/10	50,000	49,998,324
0.14%, 8/12/10	25,124	25,122,925
0.16%, 8/12/10	110,000	109,994,790
0.12%, 8/19/10	94,254	94,248,580
0.15%, 8/19/10	37,396	37,393,186
0.16%, 8/19/10	237,000	236,981,478
0.19%, 8/19/10	15,000	14,998,612
0.17%, 8/26/10	83,820	83,810,105
0.18%, 8/26/10	153,652	153,632,993
0.19%, 8/26/10	69,000	68,990,896
0.16%, 9/02/10	50,000	49,991,565
0.17%, 9/02/10	288,889	288,847,954
0.15%, 9/09/10	34,145	34,139,433
0.16%, 9/09/10	273,001	272,955,154
0.16%, 9/16/10	100,000	99,979,556
0.16%, 9/23/10	119,000	118,972,845
0.24%, 9/23/10	66,000	65,976,680
0.41%, 9/23/10	10,000	9,994,037
0.16%, 9/30/10	30,000	29,992,000
0.16%, 10/07/10	36,060	36,049,422
0.17%, 10/07/10	38,940	38,927,882
0.27%, 10/07/10	25,000	24,987,670
0.16%, 10/14/10	62,250	62,229,974
0.16%, 10/21/10	100,000	99,965,125
0.22%, 10/21/10	17,910	17,901,634
0.15%, 10/28/10	250,000	249,908,333
0.24%, 10/28/10	33,000	32,980,640
0.25%, 11/04/10	29,000	28,981,251
0.23%, 11/12/10	31,000	30,979,600
0.23%, 11/18/10	15,000	14,989,554
0.22%, 12/02/10	30,000	29,977,450
0.21%, 12/09/10	30,000	29,977,626
0.41%, 12/16/10	44,000	43,931,348
0.21%, 1/06/11	50,000	49,954,566
0.20%, 1/13/11	50,000	49,954,167
0.20%, 1/20/11	60,000	59,944,100
0.49%, 4/07/11	16,000	15,946,327

Total U.S. Treasury Obligations — 100.0%		3,110,838,267

Total Investments (Cost $3,110,838,267*) — 100.0%		3,110,838,267
Liabilities in Excess of Other Assets — (0.0)%		(450,735)

Net Assets — 100.0%		$3,110,387,532

*	Aggregate cost for federal income tax purposes is $3,110,838,710.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$3,110,838,267	—	$3,110,838,267

[1]	See above Schedule of Investments for values in each security type.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010	15

Schedule of Investments July 31, 2010 (Unaudited)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 1.9%
Brundidge IDRB (Carter Brothers Project) Series 2001 AMT VRDN (SouthTrust Bank N.A. LOC),
0.47%, 8/09/10(a)	$695	$695,000
Columbia IDRB (Alabama Power Co. Project) Series 1998 VRDN,
0.25%, 8/02/10(a)	9,800	9,800,000
Columbia IDRB (Alabama Power Co. Project) Series 1999A VRDN,
0.22%, 8/02/10(a)	5,800	5,800,000
Tuscaloosa IDRB Series 2000A AMT VRDN (Wells Fargo Bank N.A. LOC),
0.47%, 8/09/10(a)	1,015	1,015,000

		17,310,000

Arizona — 6.4%
Apache County IDRB (Tucson Electric Power Co. Project) Series 1983A VRDN (ABN-AMRO Bank N.V. LOC),
0.26%, 8/09/10(a)	6,100	6,100,000
Arizona Board of Regents University System RB Series 2008B VRDN (Lloyds TSB Bank Plc LOC),
0.20%, 8/09/10(a)	600	600,000
Arizona School Facilities Board COP Series 2008 MB,
5.00%, 9/01/10	5,750	5,771,135
Chandler GO Municipal Trust Receipts Floaters Series 2007-49TP VRDN (Wells Fargo Bank N.A. Liquidity Facility),
0.29%, 8/09/10(a)(b)(c)	900	900,000
Maricopa County IDA Multi-Family Housing RB (Las Gardenias Apartments Project) Series 2000A AMT VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Agreement),
0.32%, 8/09/10(a)	1,900	1,900,000
Maricopa County IDA Multi-Family Housing RB (Villas Solanas Apartments Project) Series 2001A AMT VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Agreement),
0.34%, 8/09/10(a)	1,100	1,100,000
Maricopa County Public Finance Corp. RB Municipal Trust Receipts Floaters Series 2007-1863 VRDN (AMBAC Insurance, Wells Fargo Bank N.A. SBPA, Wells Fargo Bank N.A. Guaranty),
0.28%, 8/09/10(a)(b)(c)	2,000	2,000,000
Phoenix IDA Multi-Family Housing RB (Westward Home Apartments Project) Series 2003A AMT VRDN (Fleet National Bank LOC),
0.33%, 8/09/10(a)	2,320	2,320,000
Phoenix IDA Multi-Family Housing RB Series 2002A AMT VRDN (East West Bank LOC, Federal Home Loan Bank SBPA),
0.34%, 8/09/10(a)	4,710	4,710,000
Pinal County Electrical District No. 3 RB Series 2006U-1 VRDN (Bank of America N.A. SBPA),
0.41%, 8/09/10(a)(b)	13,100	13,100,000
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC),
0.29%, 8/09/10(a)	1,235	1,235,000
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC),
0.27%, 8/09/10(a)	9,085	9,085,000
Scottsdale IDA RB (Notre Dame Preparatory School Project) Series 2001A VRDN (Bank One N.A. LOC),
0.29%, 8/09/10(a)	1,700	1,700,000
Tempe IDA Senior Living RB (Friendship Village Project) Series 2002C VRDN (Banco Santander LOC),
0.28%, 8/09/10(a)	3,575	3,575,000
Yavapai County IDA Hospital Facilities RB (Yavapai Regulated Medical Center Project) Series 2008A VRDN (UBS A.G. LOC),
0.27%, 8/09/10(a)	3,200	3,200,000

		57,296,135

Arkansas — 0.6%

Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program) Series 2006E AMT VRDN (Ginnie Mae Insurance, Fannie Mae Insurance, State Street Bank & Trust Co. SBPA),

0.37%, 8/09/10(a)	5,000	5,000,000

California — 9.6%
California Community College Financial Authority Series 2010A TRAN,
2.00%, 6/30/11	1,075	1,085,868
California GO SPEARS Series 2007DB-457 VRDN (AGM Insurance, Deutsche Bank A.G. Liquidity Facility, Deutsche Bank A.G. Guaranty),
0.29%, 8/09/10(a)(b)(c)	2,600	2,600,000
California School Cash Reserve Program Authority RB Series 2010B TRAN,
2.00%, 6/01/11	2,300	2,320,872
California School Cash Reserve Program Authority RB Series 2010D TRAN,
2.00%, 3/01/11	4,400	4,431,823
California School Cash Reserve Program Authority RB Series 2010F TRAN,
2.00%, 6/01/11	2,000	2,022,324
California School Cash Reserve Program Authority RB Series 2010I TRAN,
2.50%, 2/01/11	2,000	2,017,349
California Statewide Communities Development Authority COP (Covenant Retirement Communities Project) Series 1992 VRDN (LaSalle Bank N.A. LOC),
0.28%, 8/09/10(a)	1,200	1,200,000
California Statewide Communities Development Authority RB Municipal Trust Receipts Floaters Series 2008-2635 VRDN (BHAC-CR Insurance, Morgan Stanley Municipal Funding Liquidity Facility),
0.29%, 8/09/10(a)(b)(c)	1,405	1,405,000
East Bay Municipal Utility District Water System Series 2010 TECP:
0.40%, 8/10/10	8,000	8,000,000
0.40%, 10/19/10	10,000	10,000,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.35%, 8/09/10(a)(b)(c)	1,008	1,008,000
Los Angeles GO Series 2010 TRAN:
2.00%, 3/31/11	1,900	1,918,236
2.00%, 4/21/11	1,300	1,313,045
Los Angeles RB Series 2010 ROC-RR-II-R- 13101CE VRDN (Citibank N.A. Liquidity Facility, Citibank N.A. Gauranty),
0.31%, 8/09/10(a)(b)(c)	1,500	1,500,000
Los Angeles Unified School District GO Series 2009A TRAN,
2.00%, 8/12/10	10,000	10,004,537
Los Angeles Unified School District GO Series 2010A TRAN,
2.00%, 6/30/11	4,100	4,149,398
Riverside County GO Series 2010A TRAN,
2.00%, 3/31/11	5,400	5,456,149
Riverside County GO Series 2010B TRAN,
2.00%, 6/30/11	9,000	9,118,398
Sacramento RB Series 2010 TRAN,
2.00%, 6/30/11	1,950	1,975,640
San Diego County Water Authority COP Municipal Trust Receipts Floaters Series 2008-29C VRDN (FSA Insurance, Wells Fargo & Co. Liquidity Facility),
0.27%, 8/09/10(a)(b)(c)	7,000	7,000,000
San Diego Unified School District GO Series 2010A TRAN,
2.00%, 6/30/11	7,000	7,090,716

16	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (concluded)
San Francisco City & County Airports Commission RB Series 2009A Municipal Put Bonds,
0.75%, 9/15/10(a)	$1,000	$1,000,000

		86,617,355

Colorado — 0.4%
Colorado Housing & Finance Authority RB (Single Family Project) Series 2002C-3 AMT VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.34%, 8/09/10(a)	4,000	4,000,000

Florida — 6.9%
Capital Trust Agency RB (Aero Miami FX Project) Series 2004 AMT VRDN (Bank One N.A. LOC),
0.39%, 8/09/10(a)(b)	11,795	11,795,000
Florida Housing Finance Corp. RB (Wexford Apartments Project) Series 2003P VRDN (Citibank N.A. LOC),
0.30%, 8/09/10(a)	3,000	3,000,000
Hernando County Water & Sewer RB Eclipse Funding Trust Series 2006-0035 VRDN (National Public Finance Guarantee Corp., U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility),
0.27%, 8/09/10(a)(b)(c)	10,300	10,300,000
Jacksonville Economic Development Commission IDRB (Tremron Jacksonville Project) Series 2000 AMT VRDN (Branch Banking & Trust Co. LOC),
0.36%, 8/09/10(a)	1,050	1,050,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2007C VRDN (Bank of America N.A. LOC),
0.28%, 8/02/10(a)	3,500	3,500,000
Jacksonville PCRB (Florida Power & Light Co. Project) Series 1995 VRDN,
0.26%, 8/02/10(a)	4,700	4,700,000
Miami-Dade County RB SPEARS (Capital Asset Acquisition) Series 2008DBE-538 VRDN (Deutsche Bank A.G. Liquidity Facility, Deutsche Bank A.G. Guaranty),
0.31%, 8/09/10(a)(b)(c)	2,220	2,220,000
Palm Beach County RB (Pine Crest Preparatory Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.29%, 8/09/10(a)	15,000	15,000,000
Volusia County School Board GO Series 2009 TAN,
3.00%, 9/07/10	10,000	10,025,613

		61,590,613

Georgia — 1.4%
Dooly County IDA RB (Flint River Services Project) Series 2000 VRDN (SB&T Bank LOC),
0.34%, 8/09/10(a)	2,120	2,120,000
Fulton County Development Authority Airport Facility RB (Flightsafety International, Inc. Project) Series 1999B AMT VRDN (Berkshire Hathaway Obligor LOC),
0.30%, 8/09/10(a)	2,400	2,400,000
Georgia Municipal Electric Authority RB Series 2008B-1 VRDN (Dexia Credit Local LOC),
0.33%, 8/09/10(a)	4,700	4,700,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT VRDN (Wells Fargo Bank N.A. LOC),
0.53%, 8/09/10(a)	1,000	1,000,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B VRDN (Wells Fargo Bank N.A. LOC),
0.53%, 8/09/10(a)	1,000	1,000,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.53%, 8/09/10(a)	1,000	1,000,000

		12,220,000

Illinois — 6.9%
Chicago IDRB (Promise Candy Project) Series 2001 AMT VRDN (LaSalle Bank N.A. LOC),
0.40%, 8/09/10(a)	2,355	2,355,000
Chicago Transit Authority COP Series 2009 ROC-RR-II-R-11786 VRDN (Assured Guaranty Ltd. Insurance, Citibank N.A. Liquidity Facility),
0.39%, 8/09/10(a)(b)(c)	1,435	1,435,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 VRDN (LaSalle Bank N.A. LOC),
0.64%, 8/09/10(a)	2,615	2,615,000
Illinois Development Finance Authority IDRB (Cano Packaging Corp. Project) Series 2001 AMT VRDN (LaSalle Bank N.A. LOC),
0.40%, 8/09/10(a)	1,670	1,670,000
Illinois Finance Authority RB (Alternative Behavior Treatment Project) Series 2005 VRDN (JPMorgan Chase Bank LOC),
0.40%, 8/09/10(a)	2,870	2,870,000
Illinois GO Series 2003B VRDN (DEPFA Bank Plc SBPA),
2.77%, 8/09/10(a)	11,100	11,100,000
Illinois Toll Highway Authority RB Series 2007A-1 VRDN (Dexia Credit Local SBPA),
0.29%, 8/09/10(a)	9,100	9,100,000
Illinois Toll Highway Authority RB Series 2007A-2 VRDN (Dexia Credit Local SBPA),
0.29%, 8/09/10(a)	12,000	12,000,000
Illinois Toll Highway Authority RB Series 2008A-2 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.31%, 8/09/10(a)	1,400	1,400,000
Metropolitan Pier & Exposition Authority RB Municipal Trust Receipts Floaters Series 2003-165 VRDN (Societe Generale Liquidity Facility),
0.33%, 8/09/10(a)(b)(c)	17,500	17,500,000

		62,045,000

Indiana — 3.4%
Anderson Economic Development RB (Printer Zink, Inc. Project) Series 2004A AMT VRDN (Star Financial Bank LOC, U.S. Bank N.A. LOC),
0.84%, 8/09/10(a)	980	980,000
Huntingburg Multi-Family Housing RB (Lincoln Village Apartments Project) Series 2000 AMT VRDN (Federal Home Loan Bank LOC),
0.41%, 8/09/10(a)	2,150	2,150,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2008A-1 VRDN (JPMorgan Chase Bank SBPA),
0.25%, 8/02/10(a)	19,300	19,300,000

IPS Multi-School Building Corp. RB Municipal Trust Receipts Floaters Series 2007 ROC-RR-II-R-885WF VRDN (State Aid Withholding Insurance, Wells Fargo & Co. Liquidity Agreement, Wells Fargo & Co. Guaranty),

0.29%, 8/09/10(a)(b)(c)	7,530	7,530,000
Orleans Economic Development RB (Almana LLC Project) Series 1995 AMT VRDN (Bank One N.A. LOC),
1.00%, 8/09/10(a)	200	200,000

		30,160,000

Iowa — 0.1%
Dallas County IDRB (Sioux City Brick Project) Series 2000A AMT VRDN (Firstar Bank N.A. LOC),
0.48%, 8/09/10(a)	1,000	1,000,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010	17

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Kansas — 0.7%
Kansas Development Finance Authority RB (Delaware Highlands Project) Series 2005C AMT VRDN (Federal Home Loan Bank LOC),
0.41%, 8/09/10(a)	$6,465	$6,465,000

Kentucky — 0.4%
Dayton IDRB (Ramkat Enterprise Project) Series 2001 AMT VRDN (Peoples Bank LOC, Firstar Bank N.A. LOC),
0.36%, 8/09/10(a)	480	480,000
Elsmere IDRB (International Mold Steel, Inc. Project) Series 1996 AMT VRDN (U.S. Bank N.A. LOC),
0.36%, 8/09/10(a)	795	795,000
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT VRDN (Bank One N.A. LOC),
0.85%, 8/09/10(a)	2,480	2,480,000

		3,755,000

Louisiana — 2.0%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT VRDN (BASF Corp. Liquidity Facility),
0.39%, 8/02/10(a)	2,400	2,400,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A VRDN,
0.39%, 8/09/10(a)	6,000	6,000,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Ouachita Christian School, Inc. Project) Series 2002 VRDN (Bank One N.A. LOC),
0.54%, 8/09/10(a)	825	825,000
St. James Parish RB (Louisiana Sugar Refining Project) Series 2009 VRDN (Natixis LOC),
0.34%, 8/09/10(a)	8,500	8,500,000

		17,725,000

Maryland — 2.1%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC),
0.28%, 8/09/10(a)	3,185	3,185,000
Maryland Economic Development Corp. RB (Acadia Todds Lane LLC Facilities Project) Series 2006 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.38%, 8/09/10(a)	5,355	5,355,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC),
0.28%, 8/09/10(a)	2,800	2,800,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.38%, 8/09/10(a)	4,200	4,200,000
Maryland Economic Development Corp. RB (Joe Corbis Pizza Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.43%, 8/09/10(a)	220	220,000
Maryland Economic Development Corp. RB (Lithographing Co. Project) Series 2001 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.38%, 8/09/10(a)	1,000	1,000,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC),
0.43%, 8/09/10(a)	1,900	1,900,000

		18,660,000

Massachusetts — 0.4%
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN,
0.38%, 2/26/11(a)	1,000	1,000,000
Massachusetts RB Municipal Trust Receipts Floaters Series 2005-3058 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty),
0.54%, 8/09/10(a)(b)(c)	2,700	2,700,000

		3,700,000

Michigan — 4.1%
Holt Public Schools GO Series 2002 VRDN (Q-SBLF Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA),
0.34%, 8/09/10(a)	8,935	8,935,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN,
0.38%, 2/26/11(a)	3,000	3,000,000
Michigan Housing Development Authority Single Family Mortgage RB Series 2007F AMT VRDN (Bank of Nova Scotia SBPA),
0.34%, 8/09/10(a)	2,400	2,400,000
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT VRDN (JPMorgan Chase & Co. LOC),
0.88%, 8/09/10(a)	2,600	2,600,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT VRDN (JPMorgan Chase & Co. LOC),
0.85%, 8/09/10(a)	2,200	2,200,000
Saline Area Schools GO Series 2002 VRDN (Q-SBLF Insurance, Landesbank Hessen-Thuringen Girozentrale LOC),
0.31%, 8/09/10(a)	17,865	17,865,000

		37,000,000

Mississippi — 0.9%
Mississippi Business Finance Corp. RB (Mississippi Power Co. Project) Series 1999 AMT VRDN,
0.35%, 8/02/10(a)	7,900	7,900,000

Missouri — 0.7%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT VRDN (TD Banknorth N.A. LOC),
0.53%, 8/09/10(a)	2,325	2,325,000
Palmyra IDA Solid Waste Disposal RB (BASF Corp. Project) Series 2002 AMT VRDN (BASF Aktiengesellsch Liquidity Facility),
0.39%, 8/09/10(a)	4,000	4,000,000

		6,325,000

Multi-State — 0.4%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2010-1039 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.35%, 8/09/10(a)(c)	3,800	3,800,000

Nevada — 0.2%
Clark County Airport System Junior Subordinate Lien RB Series 2010E-1 RAN,
2.50%, 6/01/11	1,335	1,355,632

New Hampshire — 0.2%
New Hampshire Business Finance Authority Industrial Facilities RB (Felton Brush, Inc. Project) Series 1997 AMT VRDN (KeyBank N.A. LOC),
0.65%, 8/09/10(a)	440	440,000

18	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Hampshire (concluded)
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.43%, 8/09/10(a)	$1,165	$1,165,000

		1,605,000

New Jersey — 7.0%
Burlington Township GO Series 2010 Notes,
1.50%, 3/24/11	3,363	3,384,437
Hoptacong GO Series 2010 BAN,
1.25%, 8/05/11	1,700	1,707,752
Jackson Township GO Series 2010 TAN,
1.50%, 2/17/11	1,700	1,706,995
Livingston Township GO Series 2010 BAN,
1.25%, 2/11/11	1,400	1,405,368
Montclair Township GO Series 2010 Notes,
1.50%, 3/10/11	10,000	10,063,224
New Jersey Economic Development Authority RB (School Facilities Construction Project) Sub-Series 2008V-2 VRDN (Dexia Credit Local LOC),
0.30%, 8/09/10(a)	10,300	10,300,000
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2005-2805 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty),
0.53%, 8/09/10(a)(b)(c)	2,015	2,015,000
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2007-3824 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty),
0.53%, 8/05/10(a)(b)(c)	1,480	1,480,000
New Jersey Transportation Trust Fund Authority RB SPEARS (Transportation System Project) Series 2007DB-447 VRDN (FSA Insurance, Deutsche Bank A.G. Liquidity Facility, Deutsche Bank A.G. Guaranty),
0.28%, 8/09/10(a)(b)(c)	2,635	2,635,000
New Jersey Turnpike Authority RB Municipal Trust Receipts Floaters Series 2005-2493 VRDN (Dexia Credit Local SBPA, Dexia Credit Local Guaranty),
0.53%, 8/09/10(a)(b)(c)	1,500	1,500,000
New Jersey Turnpike Authority RB Series 2003C-2 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.30%, 8/09/10(a)	23,225	23,225,000
Palisades Park GO Series 2010 BAN,
1.25%, 4/21/11	200	200,686
Readington Township GO Series 2010 BAN,
1.00%, 2/03/11	2,900	2,908,379

		62,531,841

New York — 9.6%
Metropolitan Transportation Authority RB Series 2002B VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.40%, 8/09/10(a)	13,320	13,320,000
Metropolitan Transportation Authority RB Series 2008A VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.34%, 8/09/10(a)	5,000	5,000,000
New York City GO Series 2006H-2 VRDN (Dexia Credit Local LOC),
0.27%, 8/02/10(a)	10,400	10,400,000
New York City GO Series 2008L-5 VRDN (Dexia Credit Local SBPA),
0.23%, 8/02/10(a)	11,218	11,218,000
New York City Housing Development Corp. Multi-Family Housing RB Series 2008 MB,
0.53%, 5/13/11	2,800	2,800,000
New York City Housing Development Corp. Multi-Family Housing RB Series 2010 ROC-RR-II-R-13100 VRDN (Citibank N.A. Liquidity Facility),
0.32%, 8/09/10(a)(b)(c)	7,000	7,000,000
New York Liberty Development Corp. RB (World Trade Center Project) Series 2009A Municipal Put Bonds (U.S. Government Securities Guaranty),
0.50%, 1/18/11(a)	27,000	27,000,000
New York State Housing Finance Agency RB Series 2010A VRDN (JPMorgan Chase Bank LOC),
0.24%, 8/09/10(a)	7,600	7,600,000
Ulster IDRB (Viking Industries, Inc. Project) Series 1998A AMT VRDN (KeyBank N.A. LOC),
0.65%, 8/09/10(a)	595	595,000
Yates County IDRB (Coach & Equipment Manufacturing Corp. Project) Series 2000A AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.40%, 8/09/10(a)	1,195	1,195,000

		86,128,000

North Carolina — 1.9%
Lee County Industrial Facilities & Pollution Control Financing Authority IDRB (Arden Corp. Project) Series 1999 AMT VRDN (Comerica Bank N.A. LOC),
0.46%, 8/09/10(a)	1,450	1,450,000
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT VRDN (Branch Banking & Trust Co. LOC),
0.46%, 8/09/10(a)	1,120	1,120,000
North Carolina Housing Finance Agency RB Series 2002 ROC-RR-II-R-175 AMT VRDN (Citibank N.A. Liquidity Facility),
0.35%, 8/09/10(a)(b)(c)	1,540	1,540,000
North Carolina Medical Care Commission Health Care Facilities RB (Novant Health Group Project) Series 2004B VRDN (JPMorgan Chase Bank SBPA),
0.25%, 8/09/10(a)	5,285	5,285,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001A VRDN (Bank of America N.A. SBPA),
0.28%, 8/09/10(a)	6,625	6,625,000
North Carolina Port Authority RB (Wilmington Bulk LLC Project) Series 2001A AMT VRDN (Branch Banking & Trust Co. LOC),
0.36%, 8/09/10(a)	1,065	1,065,000

		17,085,000

Ohio — 2.7%
Avon GO Series 2010 BAN,
1.25%, 7/21/11	500	503,230
Delaware GO Series 2010 BAN,
1.25%, 4/27/11	1,000	1,004,833
Fulton County RB (Fulton County Health Center Project) Series 2005 VRDN (JPMorgan Chase Bank LOC),
0.25%, 8/09/10(a)	9,600	9,600,000
Licking County GO Series 2010 BAN,
1.25%, 6/16/11	1,000	1,004,768
Marysville Wastewater Treatment System GO Series 2010 Notes,
1.25%, 6/01/11	1,100	1,104,538
Ohio Air Quality Development Authority PCRB (FirstEnergy Nuclear Generation Corp. Project) Series 2008A VRDN (Bank of Nova Scotia LOC, FirstEnergy Solutions Guaranty),
0.33%, 8/09/10(a)	1,600	1,600,000
Ohio Higher Educational Facility RB (Cedarville University Project) Series 2004 VRDN (KeyBank N.A. LOC),
0.46%, 8/09/10(a)	1,300	1,300,000
Ohio Water Development Authority Facilities PCRB (First Energy Nuclear Project) Series 2006B VRDN (Wells Fargo Bank N.A. LOC),
0.25%, 8/02/10(a)	3,500	3,500,000
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT VRDN (KeyBank N.A. LOC),
0.60%, 8/09/10(a)	2,160	2,160,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010	19

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (concluded)
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC, Manufacturers and Traders Trust Co. SBPA),
0.28%, 8/09/10(a)	$1,210	$1,210,000
Willoughby GO (Various Purpose Improvements Project) Series 2009 BAN,
1.00%, 10/08/10	1,000	1,000,851

		23,988,220

Oklahoma — 0.4%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project) Series 1998 AMT VRDN (Bank of America N.A. LOC),
0.46%, 8/09/10(a)	2,850	2,850,000
Oklahoma Development Finance Authority RB (ConocoPhillips Co. Project) Series 2003 AMT VRDN (ConocoPhillips Co. Guaranty),
0.30%, 8/09/10(a)	1,000	1,000,000

		3,850,000

Pennsylvania — 10.6%

Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2010E-16 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),

0.28%, 8/09/10(a)(b)	12,800	12,800,000
Beaver County IDA RB (BASF Corp. Project) Series 1997 AMT VRDN,
0.39%, 8/09/10(a)	300	300,000
Cumberland County Municipal Authority RB (Asbury Obligated Group Project) Series 2006 VRDN (KBC Bank N.V. LOC),
0.25%, 8/09/10(a)	14,000	14,000,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2009C VRDN,
0.24%, 8/09/10(a)	7,500	7,500,000
Emmaus General Authority RB (Pennsylvania Loan Program) Series 2000A VRDN (U.S. Bank N.A. LOC),
0.26%, 8/09/10(a)	6,000	6,000,000
Emmaus General Authority RB Series 1989F-24 VRDN (U.S. Bank N.A. LOC),
0.26%, 8/09/10(a)	5,000	5,000,000
Emmaus General Authority RB Series 1989H-22 VRDN (U.S. Bank N.A. LOC),
0.26%, 8/09/10(a)	4,000	4,000,000
Erie County Hospital Authority RB (St. Mary’s Home Erie Project) Series 2008A VRDN (Bank of America N.A. LOC),
0.29%, 8/09/10(a)	8,200	8,200,000
Pennsylvania Economic Development Financing Authority RB (NHS-AVS LLC Project) Series 2008 VRDN (TD Bank N.A. LOC),
0.28%, 8/02/10(a)	12,150	12,150,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008C VRDN (GO of Agency Insurance, Bank of America N.A. SBPA),
0.27%, 8/09/10(a)	9,700	9,700,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008D VRDN (GO of Agency Insurance, Bank of America N.A. SBPA),
0.27%, 8/09/10(a)	7,765	7,765,000
Philadelphia Airport RB Series 2005C AMT VRDN (TD Bank N.A. LOC),
0.25%, 8/09/10(a)	6,000	6,000,000
Philadelphia Gas Works RB Series 2009C VRDN (Scotiabank LOC),
0.23%, 8/09/10(a)	2,300	2,300,000

		95,715,000

Puerto Rico — 0.7%
Commonwealth of Puerto Rico GO (Public Improvements Project) Series 2003-C5 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.27%, 8/09/10(a)	3,700	3,700,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2005-3189 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty),
0.53%, 8/09/10(a)(b)(c)	2,800	2,800,000

		6,500,000

Rhode Island — 1.1%
Rhode Island & Providence Plantations GO Series 2010R-1 TAN,
2.00%, 6/30/11	9,650	9,781,284

South Dakota — 0.4%
Spink County Solid Waste Disposal RB (United Feeders LLP Project) Series 2007 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.42%, 8/09/10(a)	3,800	3,800,000

Tennessee — 1.7%
Chattanooga IDRB (TB Woods, Inc. Project) Series 1997 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.44%, 8/09/10(a)	2,290	2,290,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN,
0.37%, 2/26/11(a)	5,950	5,950,000
Shelby County GO Series 2004B VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.33%, 8/09/10(a)	7,300	7,300,000

		15,540,000

Texas — 6.7%
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2002 AMT VRDN,
0.39%, 8/09/10(a)	5,000	5,000,000
Gulf Coast Waste Disposal Authority Environmental Facilities RB (Exxon Mobil Project) Series 2001B AMT VRDN,
0.16%, 8/02/10(a)	50	50,000
Northwest ISD GO Series 2008 ROC-RR-II-R- 11539PB VRDN (PSF-GTD Insurance, PB Capital Corp. Liquidity Facility),
0.33%, 8/09/10(a)(b)(c)	12,570	12,570,000
Port of Port Arthur Navigation District RB (Motiva Enterprises LLC Project) Series 2010C VRDN,
0.27%, 8/09/10(a)	6,200	6,200,000
San Marcos IDRB (TB Woods, Inc. Project) Series 1999 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.44%, 8/09/10(a)	3,000	3,000,000
South Plains Housing Corp. Single Family Mortgage RB MERLOTS Trust Receipts Series 2002A-11 AMT VRDN (Wells Fargo Bank N.A. SBPA, GNMA/FNMA Guaranty),
0.33%, 8/09/10(a)(b)(c)	690	690,000
Texas GO SPEARS (Water Financial Assistance Project) Series 2008DB-499 AMT VRDN (Deutsche Bank A.G. SBPA),
0.33%, 8/09/10(a)(b)(c)	2,400	2,400,000
Texas Public Finance Authority GO Series 2009A MB,
2.50%, 10/01/10	205	205,826
Texas RB Series 2009 TRAN,
2.50%, 8/31/10	30,000	30,050,020

		60,165,846

Virginia — 1.4%
Fairfax County Economic Development Authority Health Care Facilities RB (Capital Hospice Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC),
0.28%, 8/09/10(a)	1,000	1,000,000

20	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Virginia (concluded)
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN,
0.40%, 2/26/11(a)	$1,500	$1,500,000
Richmond IDRB (PM Beef Co. Project) Series 1997 AMT VRDN (U.S. Bank N.A. LOC),
0.48%, 8/09/10(a)	1,400	1,400,000
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 VRDN (Wells Fargo Bank N.A. SBPA),
0.25%, 8/02/10(a)	4,000	4,000,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-16 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.33%, 8/09/10(a)(b)(c)	45	45,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-22 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.33%, 8/09/10(a)(b)(c)	4,405	4,405,000
Virginia Small Business Financing Authority RB (Coastal Development Group Project) Series 1989 AMT VRDN (Bank of America N.A. LOC),
1.00%, 8/09/10(a)	20	20,000

		12,370,000

Washington — 2.0%
Port of Seattle RB Municipal Trust Receipts Floaters Series 2009-3003 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.32%, 8/09/10(a)(b)(c)	10,425	10,425,000
Washington Health Care Facilities Authority RB (Multicare Health System Project) Series 2007D VRDN (AGM Insurance, U.S. Bank N.A. SBPA),
0.25%, 8/02/10(a)	7,700	7,700,000
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT VRDN (Bank of America N.A. LOC),
0.45%, 8/09/10(a)	120	120,000

		18,245,000

West Virginia — 1.2%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB (Appalachian Power Co. Project) Series 2009A VRDN (Royal Bank of Scotland LOC),
0.33%, 8/09/10(a)	3,000	3,000,000
West Virginia State Parkways Economic Development & Tourism Authority RB Series 2008 (GO of Authority, Dexia Credit Local SBPA),
0.29%, 8/09/10(a)	7,800	7,800,000

		10,800,000

Wisconsin — 1.2%
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC),
0.53%, 8/09/10(a)	2,385	2,385,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT VRDN (Bank One N.A. LOC),
0.85%, 8/09/10(a)	1,540	1,540,000
Sheboygan Falls IDRB (HTT, Inc. Project) Series 2007A VRDN (U.S. Bank N.A. LOC),
0.32%, 8/09/10(a)	1,890	1,890,000
West Bend Housing Authority RB (River Shores Regency Project) Series 2005 VRDN (U.S. Bank N.A. LOC),
0.35%, 8/09/10(a)	5,360	5,360,000

		11,175,000

Wyoming — 0.4%
Green River Solid Waste Disposal RB (OCI Wyoming LP Project) Series 1997 VRDN (Comerica Bank N.A. LOC),
0.46%, 8/09/10(a)	4,000	4,000,000

Closed-End Investment Companies
Multi-State — 1.4%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank Liquidity Facility),
0.43%, 8/09/10(a)(b)	9,800	9,800,000
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509 VRDP (Deutsche Bank A.G. Liquidity Facility),
0.43%, 8/09/10(a)(b)	2,900	2,900,000

		12,700,000

Total Investments (Cost $899,904,926*) — 100.1%		899,904,926
Liabilities in Excess of Other Assets — (0.1)%		(1,173,020)

Net Assets — 100.0%		$898,731,906

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010	21

Schedule of Investments (concluded)	MuniCash

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$899,904,926	—	$899,904,926

[1]	See above Schedule of Investments for values in each state or political subdivision.

22	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010

Schedule of Investments July 31, 2010 (Unaudited)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 0.5%
Huntsville IDRB (Brown Precision Project) Series 2009 VRDN (Federal Home Loan Bank LOC, First Commercial Bank LOC),
0.31%, 8/09/10(a)	$6,640	$6,640,000
Taylor-Ryan Improvement District RB Series 2005 VRDN (Federal Home Loan Bank LOC, Columbus Bank & Trust LOC),
0.28%, 8/09/10(a)	13,800	13,800,000

		20,440,000

Alaska — 0.2%
Alaska Housing Finance Corp. RB Municipal Trust Receipts Floaters Series 2009-3001 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.28%, 8/09/10(a)(b)(c)	10,365	10,365,000

Arizona — 1.1%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2007-2003 VRDN (Branch Banking & Trust Co. Liquidity Facility),
0.31%, 8/09/10(a)(b)(c)	9,395	9,395,000
Chandler GO Municipal Trust Receipts Floaters Series 2007-49TP VRDN (Wells Fargo Bank N.A. Liquidity Facility),
0.29%, 8/09/10(a)(b)(c)	775	775,000
Pinal County Electrical District No. 3 RB Series 2006U-1 VRDN (Bank of America N.A. SBPA),
0.41%, 8/09/10(a)(b)	11,100	11,100,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2005-1076 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.29%, 8/09/10(a)(b)(c)	4,850	4,850,000
Tempe IDA Senior Living RB (Friendship Village Project) Series 2002C VRDN (Banco Santander LOC),
0.28%, 8/09/10(a)	13,725	13,725,000
Tempe IDRB (Arizona State University Football Brickyard Project) Series 2004A VRDN (Bank of America N.A. LOC),
0.27%, 8/09/10(a)	7,400	7,400,000

		47,245,000

Arkansas — 0.0%
Fort Smith Sales & Use Tax RB Series 2010 MB,
2.00%, 9/01/10	1,330	1,331,576

California — 9.6%
California Community College Financial Authority Series 2010A TRAN,
2.00%, 6/30/11	5,080	5,131,359
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Guaranty),
0.33%, 8/09/10(a)(b)(c)	5,100	5,100,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Guaranty),
0.33%, 8/09/10(a)(b)(c)	39,300	39,300,000
California GO Municipal Trust Receipts Floaters Series 2008DCL-009 VRDN (AGM Insurance, Dexia Credit Local Liquidity Facility),
0.48%, 8/09/10(a)(b)(c)	109,930	109,930,000
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Co. Project) Series 2009B VRDN (Wells Fargo Bank N.A. LOC),
0.18%, 8/02/10(a)	15,675	15,675,000
California School Cash Reserve Program Authority RB Series 2010B TRAN,
2.00%, 6/01/11	9,000	9,081,672
California School Cash Reserve Program Authority RB Series 2010D TRAN,
2.00%, 3/01/11	16,800	16,921,505
California School Cash Reserve Program Authority RB Series 2010F TRAN,
2.00%, 6/01/11	7,700	7,785,946
California School Cash Reserve Program Authority RB Series 2010I TRAN,
2.50%, 2/01/11	6,670	6,727,857
East Bay Municipal Utility District Water System Series 2010 TECP,
0.40%, 10/19/10	10,900	10,900,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.35%, 8/09/10(a)(b)(c)	27,361	27,361,000
Los Angeles GO Series 2010 TRAN:
2.00%, 3/31/11	8,000	8,076,785
2.00%, 4/21/11	5,100	5,151,175
Los Angeles RB Series 2010 ROC-RR-II-R- 13101CE VRDN (Citibank N.A. Liquidity Facility, Citibank N.A. Gauranty),
0.31%, 8/09/10(a)(b)(c)	6,000	6,000,000
Los Angeles Unified School District GO Series 2009A TRAN,
2.00%, 8/12/10	12,900	12,905,329
Los Angeles Unified School District GO Series 2010A TRAN,
2.00%, 6/30/11	17,300	17,508,437
Riverside County GO Series 2010B TRAN,
2.00%, 6/30/11	10,000	10,131,553
San Diego Unified School District GO Series 2010A TRAN,
2.00%, 6/30/11	20,000	20,259,190
San Francisco City & County Airports Commission RB Series 2009A Municipal Put Bonds,
0.75%, 9/15/10(a)	6,500	6,500,000
San Francisco County Transportation Series 2010 TECP,
0.35%, 10/07/10	39,100	39,100,000
San Francisco County Transportation TECP:
0.40%, 8/12/10	4,585	4,585,000
0.35%, 10/07/10	11,150	11,150,000

		395,281,808

Colorado — 4.4%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 VRDN (U.S. Bank N.A. LOC),
0.30%, 8/09/10(a)	9,930	9,930,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 VRDN (U.S. Bank N.A. LOC),
0.30%, 8/09/10(a)	6,010	6,010,000
Aurora Centretech Metropolitan District GO Series 1998 VRDN (U.S. Bank N.A. LOC),
0.30%, 8/09/10(a)	3,170	3,170,000
Base Village Metropolitan District No. 2 RB Series 2008A VRDN (U.S. Bank N.A. LOC),
0.30%, 8/09/10(a)	4,835	4,835,000
Base Village Metropolitan District No. 2 RB Series 2008B VRDN (U.S. Bank N.A. LOC),
0.30%, 8/09/10(a)	6,510	6,510,000
Colorado Educational & Cultural Facilities Authority RB (Southeastern California Conference of Seventh-Day Adventists Projects) Series 2008 VRDN (Bank of America N.A. LOC),
0.27%, 8/09/10(a)	32,330	32,330,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010	23

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Colorado (concluded)
Colorado Educational & Cultural Facilities Authority RB (Valor Christian School Project) Series 2007 VRDN (Banco Santander LOC),
0.28%, 8/09/10(a)	$25,000	$25,000,000
Colorado Health Facilities Authority RB (Covenant Retirement Project) Series 1999A VRDN (LaSalle Bank N.A. LOC),
0.25%, 8/09/10(a)	5,875	5,875,000
Colorado Health Facilities Authority RB (Frasier Meadows Community Project) Series 2008 VRDN (JPMorgan Chase Bank LOC),
0.25%, 8/09/10(a)	8,000	8,000,000
Colorado Housing & Finance Authority RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA),
0.29%, 8/09/10(a)	5,750	5,750,000
Colorado RB Series 2010 TRAN (State Aid Withholding Insurance),
1.50%, 8/12/10	6,900	6,902,573
Colorado Springs Utilities RB Series 2004A VRDN (Dexia Credit Local SBPA),
0.34%, 8/09/10(a)	49,500	49,500,000
Commerce City Northern Infrastructure General Improvement District GO Series 2008 VRDN (U.S. Bank N.A. LOC),
0.30%, 8/09/10(a)	8,625	8,625,000
Meridian Health System GO Series 2009 VRDN (U.S. BANK N.A. LOC),
0.30%, 8/09/10(a)	2,135	2,135,000
Parker Automotive Metropolitan District GO Series 2005 VRDN (U.S. Bank N.A. LOC),
0.30%, 8/09/10(a)	3,200	3,200,000
Southglenn Metropolitan District RB Series 2007 VRDN (BNP Paribas LOC),
0.30%, 8/09/10(a)	3,100	3,100,000

		180,872,573

Connecticut — 1.0%
Connecticut GO Series 2010A BAN,
2.00%, 5/19/11	7,250	7,339,584
Connecticut Health & Educational Facilities Authority RB (Yale University Project) Series 1997T-2 VRDN,
0.17%, 8/09/10(a)	24,200	24,200,000
Waterford Township GO Series 2009 BAN,
1.50%, 8/12/10	4,900	4,901,425
Westerly GO Series 2010 BAN,
1.50%, 7/28/11	3,815	3,851,019

		40,292,028

Delaware — 0.1%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC),
0.34%, 8/09/10(a)	2,115	2,115,000
Sussex County IDRB (Rehoboth Mall Project) Series 2001A VRDN (Manufacturers and Traders Trust Co. LOC),
0.33%, 8/09/10(a)	2,125	2,125,000

		4,240,000

District of Columbia — 2.0%
District of Columbia RB (Arts & Technology Academy Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC),
0.28%, 8/09/10(a)	3,230	3,230,000
District of Columbia RB (Community Connections Real Estate Foundation Issue Project) Series 2007A VRDN (Manufacturers and Traders Trust Co. LOC),
0.28%, 8/09/10(a)	7,100	7,100,000
District of Columbia RB (Georgetown University Project) Series 2009B VRDN (TD Bank N.A. LOC),
0.22%, 8/09/10(a)	8,050	8,050,000
District of Columbia RB (Internships & Academic Center Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.26%, 8/09/10(a)(b)	1,700	1,700,000
District of Columbia RB (Washington Center Internship Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC),
0.26%, 8/09/10(a)	4,000	4,000,000
Metropolitan Washington Airports Authority System RB Sub-Series 2009D-2 VRDN (Bank of America N.A. LOC),
0.27%, 8/02/10(a)	32,900	32,900,000
Wells Fargo Stage Trust RB Municipal Trust Receipts Floaters Series 2008-57C VRDN (Wells Fargo Bank N.A. LOC),
0.26%, 8/09/10(a)(b)(c)	24,995	24,995,000

		81,975,000

Florida — 4.6%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2009-1034 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.34%, 8/09/10(a)(b)(c)	6,148	6,147,500
Brevard County Health Facilities Authority RB (Retirement Housing Foundation Project) Series 2008 VRDN (KBC Bank N.V. LOC),
0.25%, 8/09/10(a)	6,400	6,400,000
Broward County Professional Sports Facilities RB SPEARS (Civic Arena Project) Series 2008DB-487 VRDN (Deutsche Bank A.G. Liquidity Facility, Deutsche Bank A.G. Guaranty),
0.30%, 8/09/10(a)(b)(c)	7,075	7,075,000
Fort Pierce Redevelopment Agency RB Eclipse Funding Trust Series 2006-0130 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility),
0.27%, 8/09/10(a)(b)(c)	3,915	3,915,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2007D VRDN (Wells Fargo Bank N.A. LOC),
0.25%, 8/02/10(a)	7,800	7,800,000
Martin County Health Facilities Authority RB (Martin Memorial Medical Center Project) Series 2007B VRDN (Wells Fargo Bank N.A. LOC),
0.25%, 8/09/10(a)	15,355	15,355,000
Miami-Dade County Educational Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2710 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Guaranty),
0.27%, 8/09/10(a)(b)(c)	7,410	7,410,000
Miami-Dade County School Board COP Eclipse Funding Trust Series 2007A VRDN (U.S. Bank N.A. LOC),
0.27%, 8/09/10(a)(b)(c)	2,530	2,530,000
Orlando & Orange County Expressway Authority RB Series 2003C-2 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.27%, 8/09/10(a)	65,900	65,900,000
Orlando County Utilities Commission Water & Electric RB Municipal Trust Receipts Floaters Series 2009-3023 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.28%, 8/09/10(a)(b)(c)	8,000	8,000,000
Palm Beach County RB (Morse Obligation Group Project) Series 2003 VRDN (TD Bank N.A. LOC),
0.25%, 8/09/10(a)	23,445	23,445,000

24	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Florida (concluded)
Palm Beach County RB (Pine Crest Preparatory Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.29%, 8/09/10(a)	$16,200	$16,200,000
Palm Beach County RB PUTTERS Series 2008-2622 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.28%, 8/09/10(a)(b)(c)	2,765	2,765,000
Pinellas County Health Facilities Authority RB (Baycare Health System Issue Project) Series 2009A-2 VRDN (Northern Trust Co. LOC),
0.27%, 8/09/10(a)	9,750	9,750,000
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.28%, 8/09/10(a)(b)(c)	5,335	5,335,000
South Miami Health Facilities Authority RB PUTTERS (Baptist Health Project) Series 2008-2473 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.28%, 8/09/10(a)(b)(c)	1,035	1,035,000

		189,062,500

Georgia — 1.9%
Burke County Development Authority PCRB (Georgia Power Co. Plant Vogtle Project) Series 2009-1st VRDN,
0.26%, 8/02/10(a)	23,275	23,275,000
Columbus Downtown Development Authority RB Series 2009 VRDN (Columbus Bank & Trust LOC, Federal Home Loan Bank Guaranty),
0.28%, 8/09/10(a)	2,050	2,050,000
Forsyth County Development Authority RB (Pinecrest Academy, Inc. Project) Series 2000D VRDN (Branch Banking & Trust Co. LOC),
0.26%, 8/09/10(a)	1,000	1,000,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC),
0.26%, 8/09/10(a)	3,000	3,000,000
Fulton County General Fund TRAN Series 2010,
2.00%, 12/31/10	30,000	30,211,481
Georgia Municipal Electric Authority RB Series 2008B-1 VRDN (Dexia Credit Local LOC),
0.33%, 8/09/10(a)	7,000	7,000,000
Georgia RB Series 2000D MB,
5.00%, 10/01/10	250	251,944
Gwinnett County Hospital Authority RB (Gwinnett Hospital System Project) Series 2008C VRDN (Wells Fargo Bank N.A. LOC),
0.25%, 8/09/10(a)	11,135	11,135,000

		77,923,425

Idaho — 0.6%
Idaho GO Series 2010 TAN,
2.00%, 6/30/11	11,150	11,311,064
Idaho Health Facilities Authority RB (St. Lukes Health System Project) Series 2009B VRDN (Harris N.A. LOC),
0.26%, 8/09/10(a)	13,000	13,000,000

		24,311,064

Illinois — 3.1%
Chicago GO (Neighborhoods Alive Project) Series 2002B-4 VRDN (Bank of New York LOC),
0.23%, 8/02/10(a)	5,185	5,185,000
Chicago GO (Neighborhoods Alive Project) Series 2002B-5 VRDN (Northern Trust Co. LOC),
0.23%, 8/02/10(a)	6,450	6,450,000
Chicago GO Municipal Trust Receipts Floaters Series 2008A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility),
0.30%, 8/09/10(a)(b)(c)	3,270	3,270,000
Decatur Park GO Series 2010A MB,
1.50%, 12/15/10	2,125	2,136,178
Illinois Educational Facilities Authority RB (Benedictine University Project) Series 2000 VRDN (U.S. Bank N.A. LOC),
0.24%, 8/09/10 (a)	400	400,000
Illinois Finance Authority RB (Benedictine University Project) Series 2006 VRDN (U.S. Bank N.A. LOC),
0.24%, 8/09/10(a)	5,900	5,900,000
Illinois Finance Authority RB (Rest Haven Christian Service Project) Series 2005B VRDN (Banco Santander LOC),
0.28%, 8/09/10(a)	645	645,000
Illinois Finance Authority RB (The Landing at Plymouth Place Project) Series 2005B VRDN (Banco Santander LOC),
0.28%, 8/09/10(a)	10,000	10,000,000
Illinois Toll Highway Authority RB Series 2007A-1 VRDN (Dexia Credit Local SBPA),
0.29%, 8/09/10(a)	52,245	52,245,000
Illinois Toll Highway Authority RB Series 2008A-1 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.32%, 8/09/10(a)	40,000	40,000,000
Regional Transportation Authority RB Municipal Trust Receipts Floaters Series 2008-55A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility),
0.30%, 8/09/10(a)(b)(c)	2,420	2,420,000

		128,651,178

Indiana — 3.4%
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank LOC),
0.26%, 8/09/10(a)	1,800	1,800,000
Indiana Finance Authority RB (Duke Energy Indiana, Inc. Project) Series 2009A-5 VRDN (Bank of America N.A. LOC),
0.25%, 8/02/10(a)	100	100,000
Indiana Finance Authority RB (Hamilton Grove Project) Series 2008A VRDN (LaSalle Bank N.A. LOC),
0.25%, 8/09/10(a)	12,665	12,665,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2005A-5 VRDN (Bank of New York SBPA),
0.23%, 8/02/10(a)	41,950	41,950,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2007A-3 VRDN (JPMorgan Chase Bank SBPA),
0.35%, 8/02/10(a)	31,800	31,800,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2008A-1 VRDN (JPMorgan Chase Bank SBPA),
0.25%, 8/02/10 (a)	19,800	19,800,000
Indiana Finance Authority RB (Marquette Project) Series 2009A VRDN (Branch Banking & Trust Co. LOC),
0.28%, 8/09/10(a)	5,345	5,345,000
Indiana Health Facilities Financing Authority RB (Ascension Health Project) Series 2003E-6,
0.39%, 3/15/11(a)	6,000	6,000,000
Indiana Municipal Power Agency Power Supply System RB Series 1998A VRDN,
0.28%, 8/09/10(a)	15,000	15,000,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010	25

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Indiana (concluded)
Wells Fargo Stage Trust RB Municipal Trust Receipts Floaters Series 2009-55C VRDN (Wells Fargo Bank N.A. Liquidity Facility),
0.26%, 8/09/10(a)(b)(c)	$4,860	$4,860,000

		139,320,000

Iowa — 0.4%
Iowa Finance Authority RB (Northcrest, Inc. Project) Series 2006 VRDN (LaSalle Bank N.A. LOC),
0.25%, 8/09/10(a)	9,110	9,110,000
Iowa Higher Education Loan Authority RB (Loras College Project) Series 2006 VRDN (LaSalle Bank N.A. LOC),
0.25%, 8/02/10(a)	7,600	7,600,000

		16,710,000

Kansas — 1.2%
Kansas Department of Transportation Highway RB Series 2002B-2 VRDN (Barclays Bank Plc LOC),
0.23%, 8/09/10(a)	34,700	34,700,000
Kansas Development Finance Authority RB (Village Shalom Obligated Group Project) Series 1988BB VRDN (Banco Santander LOC),
0.28%, 8/09/10(a)	10,085	10,085,000
Lenexa RB Series 2007-302 VRDN (Bank of America N.A. Liquidity Facility),
0.33%, 8/09/10(a)(b)	3,850	3,850,000

		48,635,000

Kentucky — 0.1%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A VRDN (U.S. Bank N.A. LOC),
0.26%, 8/09/10(a)	3,255	3,255,000

Louisiana — 2.0%
Louisiana GO Series 2000A MB,
5.00%, 11/15/10	500	506,823
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Fannie Mae Guaranty),
0.38%, 8/09/10(a)	5,135	5,135,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN,
0.36%, 8/09/10(a)	7,500	7,500,000
Louisiana Public Facilities Authority RB (Christus Health Project) Series 2009B-1 VRDN (Bank of New York LOC),
0.24%, 8/09/10(a)	3,000	3,000,000
Monroe Sales & Use Tax RB Series 2007A VRDN (AGM Insurance, JPMorgan Chase Bank SBPA),
0.48%, 8/09/10(a)	25,865	25,865,000
St. James Parish RB (Louisiana Sugar Refining Project) Series 2009 VRDN (Natixis LOC),
0.34%, 8/09/10(a)	41,500	41,500,000

		83,506,823

Maryland — 0.8%
Anne Arundel County RB Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC),
0.34%, 8/09/10(a)	4,205	4,205,000
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC),
0.28%, 8/09/10(a)	1,975	1,975,000
Carroll County RB (Fairhaven & Copper Project) Series 2004B VRDN (LaSalle Bank N.A. LOC),
0.25%, 8/09/10(a)	7,565	7,565,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC),
0.34%, 8/09/10(a)	3,410	3,410,000
Maryland Economic Development Corp. RB (American Health Assistance Foundation Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC),
0.33%, 8/09/10(a)	1,560	1,560,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999A VRDN (Manufacturers and Traders Trust Co. LOC),
0.28%, 8/09/10(a)	1,875	1,875,000
Maryland Economic Development Corp. RB (Local Government Insurance Trust Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC),
0.28%, 8/09/10(a)	3,995	3,995,000
Maryland Health & Higher Education Facilities Authority RB (The Norwood School) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC),
0.32%, 8/09/10(a)(b)	3,150	3,150,000
Maryland Health & Higher Educational Facilities Authority RB (Pickersgill Project) Series 2005A VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. SBPA),
0.25%, 8/09/10(a)	3,280	3,280,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC),
0.33%, 8/09/10(a)	2,105	2,105,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC),
0.28%, 8/09/10(a)	2,200	2,200,000

		35,320,000

Massachusetts — 3.3%
Falmouth GO Series 2010 BAN,
1.25%, 7/15/11	21,717	21,883,930
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN,
0.38%, 2/26/11(a)	2,000	2,000,000
Massachusetts Development Finance Agency RB (Boston University Project) Series 2008U-6A VRDN (Bank of America N.A. LOC),
0.24%, 8/02/10(a)	900	900,000
Massachusetts Development Finance Agency RB (Custodial Receipts Project) Series 2007-344 VRDN (Bank of America N.A. LOC, Bank of America N.A. Liquidity Facility),
0.40%, 8/09/10(a)(b)	46,200	46,200,000
Massachusetts Water Resources Authority RB Series 2008A VRDN (Dexia Credit Local SBPA),
0.28%, 8/09/10(a)	64,275	64,275,000

		135,258,930

Michigan — 3.0%
Holt Public Schools GO Series 2002 VRDN (Q-SBLF Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA),
0.34%, 8/09/10(a)	27,035	27,035,000
Lakeview School District GO (School Building & Site Project) Series 2002B VRDN (Q-SBLF Insurance, Landesbank Hessen-Thuringen Girozentrale Liquidity Facility),
0.33%, 8/09/10(a)	6,900	6,900,000

26	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Michigan (concluded)
Michigan Hospital Finance Authority RB (Ascension Health Senior Center Project) Series 2010F-6 VRDN,
0.37%, 2/26/11(a)	$6,000	$6,000,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN,
0.38%, 2/26/11(a)	4,520	4,520,000
Michigan Municipal Bond Authority RB Series 2009C-2 BAN (JPMorgan Chase Bank LOC),
2.50%, 8/20/10	9,600	9,608,176
Michigan State Housing Development Authority RB Series 2009D VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.29%, 8/09/10(a)	1,800	1,800,000
Saline Area Schools GO Series 2002 VRDN (Q-SBLF Insurance, Landesbank Hessen-Thuringen Girozentrale LOC),
0.31%, 8/09/10(a)	66,625	66,625,000

		122,488,176

Mississippi — 1.1%
Mississippi Business Finance Commission RB (Peco Foods, Inc. Project) Series 2009 VRDN (Harris Bank N.A. LOC),
0.29%, 8/09/10(a)	14,650	14,650,000
Perry County PCRB (Leaf River Forest Products, Inc. Project) Series 2002 VRDN (Bank of America N.A. LOC),
0.40%, 8/09/10(a)	33,000	33,000,000

		47,650,000

Missouri — 0.1%
Missouri Health and Educational Facilities Authority RB (Ascension Health Credit Group Project) Series 2003C-1 MB,
0.48%, 5/04/11(a)	3,325	3,325,000

Multi-State — 0.7%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-5001 VRDN (Rabobank International LOC, Rabobank International Liquidity Facility),
0.42%, 8/09/10(a)(b)(c)	12,100	12,100,000
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2010-1039 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.35%, 8/09/10(a)(c)	16,200	16,200,000

		28,300,000

Nebraska — 0.3%
Lancaster County School District GO (Lincoln Public Schools Project) Series 2009 MB,
2.00%, 1/15/11	1,540	1,551,923
Lincoln Electric System RB Municipal Trust Receipts Floaters Series 2008-2900 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.30%, 8/09/10(a)(b)(c)	8,500	8,500,000
Omaha GO Series 2000-A,
6.50%, 12/01/10	1,000	1,020,769

		11,072,692

Nevada — 0.3%
Clark County Airport System Junior Subordinate Lien RB Series 2010E-1 RAN,
2.50%, 6/01/11	5,590	5,676,392
Clark County School District GO SPEARS Series 2008DBE-668 VRDN (Deutsche Bank A.G. Liquidity Facility, Deutsche Bank A.G. Guaranty),
0.30%, 8/09/10(a)(b)(c)	7,125	7,125,000

		12,801,392

New Hampshire — 0.8%
New Hampshire Business Finance Authority RB (Alice Peck Day Health System Project) Series 2008 VRDN (TD Banknorth N.A. LOC),
0.25%, 8/02/10(a)	6,000	6,000,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005A VRDN (TD Banknorth N.A. LOC),
0.23%, 8/09/10(a)	3,700	3,700,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005B VRDN (TD Banknorth N.A. LOC),
0.23%, 8/09/10(a)	4,075	4,075,000
New Hampshire Health & Education Facilities Authority RB (RiverWoods-Exeter Project) Series 2003 VRDN (Bank of America LOC),
0.27%, 8/09/10(a)	3,080	3,080,000
New Hampshire Health & Education Facilities Authority RB (RiverWoods-Exeter Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.25%, 8/09/10(a)	16,500	16,500,000

		33,355,000

New Jersey — 2.6%
New Jersey Economic Development Authority RB (School Facilities Construction Project) Sub-Series 2006R-1 VRDN (Bank of Nova Scotia LOC, Lloyds TSB Bank Plc LOC),
0.30%, 8/02/10(a)	8,640	8,640,000
New Jersey Economic Development Authority RB (School Facilities Construction Project) Sub-Series 2006R-2 VRDN (Bank of Nova Scotia LOC, Lloyds TSB Bank Plc LOC),
0.20%, 8/02/10(a)	22,670	22,670,000
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2009-3008 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.35%, 8/09/10(a)(b)(c)	6,688	6,687,500
New Jersey Health Care Facilities Financing Authority RB (Children’s Specialized Hospital Project) Series 2005B VRDN (Wells Fargo Bank N.A. LOC),
0.20%, 8/09/10(a)	150	150,000

New Jersey Tobacco Settlement Financing Corp. RB Municipal Trust Receipts Floaters Series 2008-2959 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),

0.35%, 8/09/10(a)(b)(c)	5,200	5,200,000
New Jersey Transportation Trust Fund Authority RB (Transportation System Project) Series 2009D VRDN (Sumitomo Mitsui Banking LOC),
0.26%, 8/09/10(a)	19,500	19,500,000
New Jersey Transportation Trust Fund Authority RB SPEARS (Transportation System Project) Series 2007DB-447 VRDN (FSA Insurance, Deutsche Bank A.G. Liquidity Facility, Deutsche Bank A.G. Guaranty),
0.28%, 8/09/10(a)(b)(c)	23,450	23,450,000
New Jersey Turnpike Authority RB Series 2009 ROC-RR-II-R-10380 VRDN (BHAC-CR FSA-CR, Citibank N.A. Liquidity Facility),
0.29%, 8/09/10(a)(b)(c)	14,750	14,750,000
North Brunswick Township GO Series 2010A BAN,
1.50%, 8/13/10	5,600	5,602,249

		106,649,749

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010	27

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York — 14.9%
Branch Banking & Trust GO Municipal Trust Receipts Floaters 2007-2049 VRDN (AGM Insurance, Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.31%, 8/09/10(a)(b)(c)	$205	$205,000
Cohoes IDA RB (Eddy Cohoes Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.26%, 8/09/10(a)	13,000	13,000,000
Metropolitan Transportation Authority RB Series 2002B VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.40%, 8/09/10(a)	104,100	104,100,000
Metropolitan Transportation Authority RB Series 2008A ROC-RR-II-R-10378 VRDN (AGM Insurance, Citibank N.A. SBPA),
0.29%, 8/09/10(a)(b)(c)	21,860	21,860,000
Metropolitan Transportation Authority RB Series 2010 RAN,
2.00%, 12/31/10	37,500	37,751,007
Monroe Security & Safety System RB Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC),
0.28%, 8/09/10(a)	9,335	9,335,000
New York City GO Sub-Series 2008L-6 VRDN (Wells Fargo Bank N.A. SBPA),
0.20%, 8/02/10(a)	42,810	42,810,000
New York City Housing Development Corp. Multi-Family Housing RB Series 2010 ROC-RR-II-R-13100 VRDN (Citibank N.A. Liquidity Facility),
0.32%, 8/09/10(a)(b)(c)	10,000	10,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-1 VRDN (Fortis Bank S.A./N.V. SBPA, BNP Paribas Liquidity Facility),
0.19%, 8/02/10(a)	14,400	14,400,000
New York City Transitional Finance Authority RB (Future Tax Secured Bonds Project) Series 2010G-5 VRDN (Barclays Bank Plc LOC),
0.21%, 8/09/10(a)	21,700	21,700,000
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 2000A VRDN (JPMorgan Chase Bank SBPA),
0.25%, 8/09/10(a)	25,000	25,000,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Sub-Series 2002-3B VRDN (Wells Fargo Bank N.A. SBPA),
0.20%, 8/02/10(a)	13,600	13,600,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Sub-Series 2002-3E VRDN (Landesbank Baden-Wuerttemberg Girozentrale SBPA),
0.26%, 8/02/10(a)	84,235	84,235,000
New York City Transitional Finance Authority RB Sub-Series 2002-2A VRDN (Dexia Credit Local Liquidity Facility),
0.32%, 8/02/10(a)	24,390	24,390,000
New York Dormitory Authority RB (Beverwyck, Inc. Project) Series 1995 VRDN (Bank of America LOC),
0.23%, 8/09/10(a)	5,000	5,000,000
New York Housing Finance Agency RB (Economic Development Project) Series 2005C VRDN,
0.28%, 8/09/10(a)	20,280	20,280,000
New York Liberty Development Corp. RB (World Trade Center Project) Series 2009A Municipal Put Bonds (U.S. Government Securities Guaranty),
0.50%, 1/18/11(a)	66,000	66,000,000
New York Urban Development Corp. RB Series 2004 VRDN (Dexia Credit Local SBPA),
0.35%, 8/09/10(a)	47,415	47,415,000
New York Urban Development Corp. RB Series 2004A-3C VRDN (Dexia Credit LOC),
0.35%, 8/05/10(a)	46,165	46,165,000
Triborough Bridge & Tunnel Authority RB PUTTERS Series 2003-342 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.31%, 8/09/10(a)(b)(c)	7,055	7,055,000

		614,301,007

North Carolina — 4.4%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1015 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.34%, 8/09/10(a)(c)	16,800	16,800,000
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1021 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.34%, 8/09/10(a)(b)(c)	7,100	7,100,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2007H VRDN (Wells Fargo Bank N.A. LOC),
0.23%, 8/02/10(a)	9,390	9,390,000
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 VRDN (Branch Banking & Trust Co. LOC),
0.26%, 8/09/10(a)	235	235,000
Henderson County RB Series 2010B MB,
1.00%, 12/01/10	700	701,208
Mecklenburg County GO Series 2009D VRDN,
0.38%, 2/26/11(a)	3,455	3,455,000
New Hanover County RB (New Hanover County Project) Series 2010 MB,
2.00%, 12/01/10	2,450	2,463,516
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.26%, 8/09/10(a)	6,960	6,960,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC),
0.26%, 8/09/10(a)	4,000	4,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Lake Norman Charter School Project) Series 2008A VRDN (Wells Fargo Bank N.A. LOC),
0.25%, 8/09/10(a)	19,500	19,500,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Lake Norman Charter School Project) Series 2008B VRDN (Wells Fargo Bank N.A. LOC),
0.50%, 8/09/10(a)	500	500,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC),
0.26%, 8/09/10(a)	2,800	2,800,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.26%, 8/09/10(a)	2,715	2,715,000
North Carolina Capital Facilities Finance Agency RB (Campbell University Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC),
0.26%, 8/09/10(a)	2,000	2,000,000
North Carolina Medical Care Commission Health Care Facilities RB (Novant Health Group Project) Series 2004A VRDN (JPMorgan Chase Bank SBPA),
0.28%, 8/09/10(a)	12,200	12,200,000

28	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
North Carolina (concluded)
North Carolina Medical Care Commission Health Care Facilities RB (Novant Health Group Project) Series 2004B VRDN (JPMorgan Chase Bank SBPA),
0.25%, 8/09/10(a)	$17,420	$17,420,000
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC),
0.26%, 8/09/10(a)	2,950	2,950,000
North Carolina Medical Care Commission Retirement Facilities RB (United Church Homes & Services Project) Series 2007 VRDN (Branch Banking & Trust Co. LOC),
0.26%, 8/09/10(a)	7,000	7,000,000
Raleigh COP (Downtown Improvement Project) Series 2004A VRDN (Wells Fargo Bank N.A. LOC),
0.22%, 8/09/10(a)	35,200	35,200,000
Raleigh RB (Comb Enterprise System Project) Series 2008B VRDN (Wells Fargo Bank N.A. SBPA),
0.22%, 8/09/10(a)	18,100	18,100,000
Raleigh RB Series 2009 VRDN,
0.38%, 2/26/11(a)	2,130	2,130,000
Sampson County COP Eclipse Funding Trust Series 2006-0160 VRDN (AGM Insurance, U.S. Bank N.A. Liquidity Facility),
0.26%, 8/09/10(a)(b)(c)	1,665	1,665,000
University of North Carolina at Chapel Hill RB Eagle Trust Receipts Floaters Series 2005A VRDN (Citibank N.A. Liquidity Facility),
0.28%, 8/09/10(a)(b)(c)	7,900	7,900,000

		183,184,724

North Dakota — 0.2%
Grand Forks Hospital Facilities RB (United Hospital Obligation Group Project) Series 1992 VRDN (Bank of America N.A. LOC),
0.28%, 8/02/10(a)	8,435	8,435,000

Ohio — 4.0%
Allen County RB (Catholic Healthcare Project) Series 2010C VRDN (Bank of Nova Scotia LOC),
0.21%, 8/02/10(a)	26,200	26,200,000
Butler County Healthcare Facilities RB (Lifesphere Project) Series 2002 VRDN (U.S. Bank N.A. LOC),
0.25%, 8/09/10(a)	10,000	10,000,000
Butler County Healthcare Facilities RB (LifeSphere Project) Series 2007 VRDN (U.S. Bank N.A. LOC),
0.28%, 8/09/10(a)	5,985	5,985,000
Columbus Regional Airport Authority RB SPEARS Series 2007 VRDN (Deutsche Bank A.G. Guaranty),
0.30%, 8/09/10(a)(b)(c)	1,400	1,400,000
Columbus Sewerage System RB PUTTERS Series 2008-2456 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.28%, 8/09/10(a)(b)(c)	1,400	1,400,000
Columbus Water System RB Series 1999,
5.00%, 11/01/10	1,000	1,011,808
Delaware County Port Authority Economic Development RB (The Columbus Zoological Park Assoc. Project) Series 2006 VRDN (JPMorgan Chase Bank LOC),
0.29%, 8/09/10(a)	1,650	1,650,000
Hamilton County Hospital Facilities RB (Drake Center, Inc. Project) Series 1999A VRDN (U.S. Bank N.A. LOC),
0.28%, 8/09/10(a)	275	275,000
Lucas County GO (Arena Improvement Project) Series 2010 BAN,
1.25%, 7/21/11	12,950	13,037,416
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.25%, 8/05/10(a)	2,900	2,900,000
Ohio Building Authority RB (Juvenile Correctional Facility Project) Series 2005B MB,
5.00%, 10/01/10	1,480	1,491,379
Ohio GO (Conservation Project) Series 2002A MB,
5.25%, 3/01/11	650	668,565
Ohio Higher Educational Facility RB (Ohio Dominican University Project) Series 2007 VRDN (JPMorgan Chase Bank LOC),
0.27%, 8/09/10(a)	3,500	3,500,000
Ohio State University TECP,
0.25%, 8/17/10	25,000	25,000,000
Ohio Turnpike Commission RB (Highway Revenue Tolls) Series 2001A,
5.50%, 2/15/11	3,000	3,083,175
Ohio Water Development Authority Facilities PCRB (First Energy Nuclear Project) Series 2006B VRDN (Wells Fargo Bank N.A. LOC),
0.25%, 8/02/10(a)	24,750	24,750,000
Sylvania Ohio Street Improvement G.O Series 2010 BAN,
1.25%, 7/13/11	6,950	6,999,807
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC, Manufacturers and Traders Trust Co. SBPA),
0.28%, 8/09/10(a)	10,400	10,400,000
University of Akron General Receipts RB Series 2008C-1 VRDN (Assured Guaranty Ltd. Insurance, Dexia Credit Local SBPA),
0.32%, 8/09/10(a)	10,865	10,865,000
Vantage Career Center Joint Vocational School District GO Series 2010 BAN,
1.40%, 9/08/10	5,000	5,004,374
Willoughby GO (Various Purpose Improvements Project) Series 2009 BAN,
1.00%, 10/08/10	4,200	4,203,576
Wooster GO Series 2010 BAN,
1.00%, 10/15/10	5,380	5,386,703

		165,211,803

Oregon — 0.1%
Clackamas County Hospital Facility Authority RB (Willamette Project) Series 2005A-1 VRDN (Banco Santander LOC),
0.28%, 8/09/10(a)	5,000	5,000,000

Pennsylvania — 1.9%
Butler County IDA RB (Concordia Lutheran Project) Series 2004A VRDN (Bank of America N.A. LOC),
0.25%, 8/09/10(a)	2,490	2,490,000
Cumberland County Municipal Authority RB (Asbury Obligated Group Project) Series 2006 VRDN (KBC Bank N.V. LOC),
0.25%, 8/09/10(a)	8,000	8,000,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008A VRDN (Wells Fargo Bank N.A. LOC),
0.25%, 8/02/10(a)	6,800	6,800,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D VRDN (JPMorgan Chase Bank LOC),
0.25%, 8/02/10(a)	11,615	11,615,000
Lehigh County General Purpose Authority RB (Lehigh Valley Health Network Project) Series 2008C VRDN (Bank of America N.A. LOC),
0.28%, 8/02/10(a)	6,400	6,400,000
Montgomery County IDA RB (Active Retirement Life Community Project) Series 2002 VRDN (TD Bank N.A. LOC),
0.21%, 8/02/10(a)	1,150	1,150,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010	29

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (concluded)
Pennsylvania Turnpike Commission RB (Multi-Modal Project) Series 2010A-1 VRDN (JPMorgan Chase Bank SBPA),
0.30%, 8/09/10(a)	$15,000	$15,000,000
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.25%, 8/09/10(a)	19,580	19,580,000
Westmoreland County IDRB (Redstone Retirement Project) Series 2005B VRDN (Banco Santander Guaranty),
0.28%, 8/09/10(a)	8,865	8,865,000

		79,900,000

Puerto Rico — 0.7%
Commonwealth of Puerto Rico GO Austin Trust Certificates Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.39%, 8/09/10(a)(b)	27,300	27,300,000

Rhode Island — 1.2%
Rhode Island & Providence Plantations GO Series 2010R-1 TAN,
2.00%, 6/30/11	48,250	48,906,423

South Carolina — 1.3%
Piedmont Municipal Power Agency RB Series 2008 VRDN (Dexia Credit Local SBPA),
0.28%, 8/09/10(a)	52,500	52,500,000
South Carolina Jobs-Economic Development Authority RB (UMA Refinance Project) Series 2008 VRDN (Wells Fargo Bank N.A. LOC),
0.25%, 8/02/10(a)	200	200,000

		52,700,000

Tennessee — 3.3%
Blount County Public Building Authority RB (Local Government Public Improvement Project) Series 2009E-8-A VRDN (Branch Banking & Trust Co. LOC),
0.26%, 8/09/10(a)	3,100	3,100,000
Blount County Public Building Authority RB Series 2008E1-A VRDN (Branch Banking & Trust Co. LOC),
0.26%, 8/09/10(a)	6,000	6,000,000
Jackson Energy Authority RB Series 2009 VRDN (Bank of America N.A. LOC),
0.36%, 8/09/10(a)	10,425	10,425,000
Maury County IDRB (Occidental Petroleum Project) Series 2000A MB,
6.30%, 8/02/10	3,460	3,460,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN,
0.37%, 2/26/11(a)	14,900	14,900,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC),
0.35%, 8/09/10(a)	7,345	7,345,000
Municipal Energy Acquisition Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 VRDN (JPMorgan Chase & Co. Liquidity Facility),
0.30%, 8/09/10(a)(b)(c)	63,985	63,985,000
Shelby County Health Educational & Housing Facilities Board RB (Arbors of Germantown Project) Series 1994 VRDN (Wells Fargo Bank N.A. LOC),
0.25%, 8/09/10(a)	6,000	6,000,000
Tennergy Corp. Gas RB BNP Paribas STARS Certificates Trust Series 2006-001 VRDN (BNP Paribas Liquidity Facility),
0.30%, 8/09/10(a)(b)	19,545	19,545,000

		134,760,000

Texas — 10.4%
Conroe ISD GO PUTTERS (School Building Project) Series 2008-2487 VRDN (PSF-GTD Insurance, JPMorgan Chase Bank Liquidity Facility),
0.28%, 8/09/10(a)(b)(c)	1,000	1,000,000
Fort Bend GO Citi Trust Receipts TOB Series 2003-46A VRDN (Societe Generale Liquidity Facility),
0.28%, 8/09/10(a)(b)	4,500	4,500,000
Fort Bend ISD GO PUTTERS Series 2008-2852 VRDN (PSF-GTD Insurance, JPMorgan Chase Bank Liquidity Facility),
0.28%, 8/09/10(a)(b)(c)	1,800	1,800,000
Harris County GO Municipal Trust Receipts Floaters Series 2009-3028 VRDN (AGM Insurance, Morgan Stanley Municipal Funding Liquidity Facility),
0.29%, 8/09/10(a)(b)(c)	8,070	8,070,000
Harris County Health Facilities Development Corp. RB (St. Luke’s Episcopal Health System Project) Series 2005A VRDN (JPMorgan Chase Bank SBPA, Landesbank Baden-Wuerttemberg Girozentrale SBPA),
0.28%, 8/09/10(a)	25,820	25,820,000
Harris County RB (Toll Road Project) Series 2009B-2 MB,
2.00%, 8/12/10(a)	7,000	7,003,194
Harris County RB (Toll Road Subordinate Lien Project) Series 2010A-2 MB (JPMorgan Chase Bank Liquidity Facility),
0.35%, 8/15/11(a)	16,080	16,347,410
Houston GO Series 2010 TRAN,
2.00%, 6/30/11	14,000	14,202,234
Houston ISD GO (Schoolhouse Project) Eagle Trust Receipts Series 2009-0036A VRDN (Citibank N.A. SBPA, PSF Guaranty),
0.28%, 8/09/10(a)(b)(c)	4,950	4,950,000
Houston Utility System RB (First Lien Water Revenue) Series 2004-B4 VRDN (JPMorgan Chase & Co. LOC),
0.26%, 8/09/10(a)	11,750	11,750,000
Judson ISD GO Municipal Trust Receipts Floaters Series 2007-1859 VRDN (PSF-GTD Insurance, Wells Fargo Bank N.A. Liquidity Facility),
0.27%, 8/09/10(a)(b)(c)	3,940	3,940,000
Lamar Consolidated ISD Series 2009 ROC-RR-II-R-12266 VRDN (Citibank N.A. SBPA, PSF Guaranty),
0.29%, 8/09/10(a)(b)(c)	5,120	5,120,000
Lamar Consolidation ISD GO SPEARS Series 2008DB-512 VRDN (PSF-GTD Insurance, Deutsche Bank A.G. Liquidity Facility),
0.30%, 8/09/10(a)(b)(c)	3,225	3,225,000
Lovejoy ISD GO SPEARS (School Building Project) Series 2008DB-514 VRDN (PSF-GTD Insurance, Deutsche Bank A.G. Liquidity Facility),
0.30%, 8/09/10(a)(b)(c)	3,195	3,195,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 (Chevron Corp. Guaranty),
0.29%, 8/16/10(a)	15,610	15,610,000
Port of Port Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Fina Elf S.A. Guaranty),
0.27%, 8/09/10(a)	1,500	1,500,000
San Antonio RB (Texas Hotel Occupancy Project) Series 2008 VRDN (Wells Fargo Bank N.A. LOC),
0.25%, 8/09/10(a)	10,000	10,000,000
Texas GO Eagle Trust Receipts Series 2006A-0126 VRDN (Citibank N.A. Liquidity Facility),
0.28%, 8/09/10(a)(b)(c)	5,700	5,700,000
Texas GO PUTTERS Series 2008-2568 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.28%, 8/09/10(a)(b)(c)	2,800	2,800,000
Texas GO Series 2006-0122 VRDN (Citibank N.A. Liquidity Facility),
0.28%, 8/09/10(a)(b)	7,650	7,650,000

30	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Texas (concluded)
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 VRDN (JPMorgan Chase Bank LOC, BNP Paribas Liquidity Facility),
0.28%, 8/09/10(a)(b)	$36,650	$36,650,000
Texas Public Finance Authority GO Series 2009A MB,
2.50%, 10/01/10	3,545	3,558,391
Texas RB Series 2009 TRAN,
2.50%, 8/31/10	225,000	225,374,895
University of Texas TECP,
0.24%, 8/12/10	8,171	8,171,000
Wells Fargo Stage Trust RB Municipal Trust Receipts Floaters Series 2009-60C VRDN (Wells Fargo Bank N.A. Liquidity Facility),
0.26%, 8/09/10(a)(b)(c)	3,450	3,450,000

		431,387,124

Utah — 0.3%
Murray RB (IHC Health Services, Inc. Project) Series 2005D VRDN (Wells Fargo Bank N.A. SBPA),
0.22%, 8/02/10(a)	13,685	13,685,000

Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency RB (Landmark College Project) Series 2009A VRDN (TD Banknorth N.A. LOC),
0.25%, 8/02/10(a)	3,000	3,000,000
Vermont Educational & Health Buildings Financing Agency RB (Porter Hospital Project) Series 2005A VRDN (TD Banknorth N.A. LOC),
0.23%, 8/09/10(a)	3,700	3,700,000

		6,700,000

Virginia — 0.5%
Chesterfield Health Center Commission Residential Care Facility RB (Lucy Corr Village Project) Series 2008B VRDN (Branch Banking & Trust Co. LOC),
0.26%, 8/09/10(a)	1,210	1,210,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN,
0.40%, 2/26/11 (a)	2,000	2,000,000
Hanover County IDA Residential Care Facility RB (Covenant Woods Project) Series 1999 VRDN (Branch Banking & Trust Co. LOC),
0.26%, 8/09/10(a)	2,675	2,675,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA),
0.25%, 8/02/10(a)	12,970	12,970,000

		18,855,000

Washington — 1.4%
King County Public Hospital District No. 1 GO SPEARS Series 2008DB-614 VRDN (Assured Guaranty Ltd. Insurance, Deutsche Bank A.G. Liquidity Facility),
0.30%, 8/09/10(a)(b)(c)	3,925	3,925,000
NJB Properties RB (King County Washington Project) Eclipse Funding Trust Series 2007-0106 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility),
0.27%, 8/09/10(a)(b)(c)	3,365	3,365,000
Seattle GO Municipal Securities Trust Certificates Series 2003 SGA-142 VRDN (Societe Generale SBPA),
0.28%, 8/09/10(a)(b)	4,000	4,000,000
Washington Housing Finance Commission Non-Profit RB (Emerald Heights Project) Series 2003 VRDN (Bank of America N.A. LOC),
0.30%, 8/02/10(a)	33,670	33,670,000
Washington Housing Finance Commission RB (Judson Park Project) Series 2007 VRDN (Banco Santander LOC),
0.28%, 8/09/10(a)	14,895	14,895,000

		59,855,000

West Virginia — 0.2%
West Virginia Economic Development Authority PCRB (Ohio Power Co. Sporn Project) Series 2008C VRDN (JPMorgan Chase Bank LOC),
0.25%, 8/09/10(a)	8,000	8,000,000

Wisconsin — 6.4%
Milwaukee GO Series 2010-R4 Notes,
1.50%, 12/15/10	27,000	27,113,019
Wisconsin Health & Educational Facilities Authority RB (Marshfield Project) Series 2006B VRDN (JPMorgan Chase Bank LOC),
0.25%, 8/09/10(a)	49,500	49,500,000
Wisconsin Petroleum TECP,
0.38%, 8/04/10	13,150	13,150,000
Wisconsin TECP:
0.35%, 8/09/10	25,000	25,000,000
0.42%, 8/09/10	60,650	60,650,000
0.38%, 9/09/10	28,646	28,646,000
0.43%, 10/05/10	53,000	53,000,000
0.46%, 10/08/10	6,590	6,590,000

		263,649,019

Total Investments (Cost $4,151,469,014*) — 100.6%		4,151,469,014
Liabilities in Excess of Other Assets — (0.6)%		(23,791,358)

Net Assets — 100.0%		$4,127,677,656

*	Aggregate cost for federal income tax purposes is $4,151,478,143.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010	31

Schedule of Investments (concluded)	MuniFund

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$4,151,469,014	—	$4,151,469,014

[1]	See above Schedule of Investments for values in each state or political subdivision.

32	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010

Schedule of Investments July 31, 2010 (Unaudited)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California — 96.7%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek at Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA, Masonic Homes of California Guaranty),
0.27%, 8/02/10(a)	$14,300	$14,300,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 1998F VRDN (Kredietbank N.V. LOC),
0.30%, 8/09/10(a)	500	500,000
Berkeley Unified School District GO Series 2009 TRAN,
1.75%, 11/23/10	2,400	2,409,847
California Department of Water Resources Power Supply RB Series 2002C-13 VRDN (Assured Municipal Guaranty Corp., Dexia Credit Local SBPA),
0.28%, 8/09/10(a)	6,100	6,100,000
California Department of Water Resources Power Supply RB Series 2002C-7 VRDN (Assured Municipal Guaranty Corp., Dexia Credit Local SBPA),
0.28%, 8/09/10(a)	2,175	2,175,000
California Educational Facilities Authority RB (Stanford University Project) Series 2010S-3 TECP,
0.40%, 3/23/11	3,600	3,600,000
California Educational Facilities Authority RB Series 2010A Notes,
2.00%, 7/01/11	4,200	4,255,018
California GO (Daily Kindergarten University Project) Series 2004A-1 VRDN (Citibank N.A. LOC, CalSTRS LOC),
0.31%, 8/02/10(a)	16,000	16,000,000
California GO (Daily Kindergarten University Project) Series 2004A-3 VRDN (State Street Bank & Trust Co. LOC, CalSTRS LOC),
0.23%, 8/02/10(a)	3,700	3,700,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Guaranty),
0.33%, 8/09/10(a)(b)(c)	14,000	14,000,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Guaranty),
0.33%, 8/09/10(a)(b)(c)	4,000	4,000,000
California GO Municipal Trust Receipts Floaters Series 2008-2813 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.35%, 8/09/10(a)(b)(c)	1,300	1,300,000
California GO Series 2004C-4 VRDN (JPMorgan Chase & Co. LOC),
0.22%, 8/09/10 (a)	14,800	14,800,000
California GO Series 2005B-6 VRDN (KBC Bank N.V. LOC),
0.32%, 8/02/10(a)	6,100	6,100,000
California Health Facilities Financing Authority RB (Childrens Hospital Los Angeles Project) Series 2010B VRDN (Bank of America N.A. LOC),
0.25%, 8/02/10(a)	8,400	8,400,000
California Infrastructure & Economic Development Bank RB (Goodwill Industries For Orange County Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC),
0.30%, 8/09/10(a)	1,800	1,800,000
California Municipal Finance Authority RB (La Sierra University Project) Series 2008B VRDN (Wells Fargo Bank N.A. LOC),
0.20%, 8/09/10(a)	6,500	6,500,000
California Municipal Finance Authority RB (Westmont College Project) Series 2010A VRDN (U.S. Bank N.A. LOC),
0.28%, 8/09/10(a)	12,500	12,500,000
California School Cash Reserve Program Authority RB Series 2010A TRAN,
2.00%, 3/01/11	2,500	2,518,081
California School Cash Reserve Program Authority RB Series 2010B TRAN:
2.50%, 12/30/10	3,000	3,019,679
2.00%, 6/01/11	2,000	2,018,149
California School Cash Reserve Program Authority RB Series 2010C TRAN,
2.00%, 3/01/11	1,500	1,512,157
California School Cash Reserve Program Authority RB Series 2010D TRAN,
2.00%, 3/01/11	3,000	3,021,697
California School Cash Reserve Program Authority RB Series 2010E TRAN,
2.50%, 12/30/10	4,900	4,932,142
California School Cash Reserve Program Authority RB Series 2010F TRAN,
2.00%, 6/01/11	1,600	1,617,859
California School Cash Reserve Program Authority RB Series 2010I TRAN,
2.50%, 2/01/11	2,500	2,521,686
California Statewide Communities Development Authority RB (Multi-Family Housing Project) PUTTERS Series 2008-2680 VRDN (JPMorgan Chase Bank Liquidity Facility, JPMorgan Chase Bank LOC),
0.38%, 8/09/10(a)(b)(c)	5,300	5,300,000
California Statewide Communities Development Authority RB (North Peninsula Jewish Campus Project) Series 2004 VRDN (Bank of America N.A. LOC),
0.25%, 8/02/10(a)	6,400	6,400,000
California Statewide Communities Development Authority RB Municipal Trust Receipts Floaters Series 2008-2635 VRDN (BHAC-CR Insurance, Morgan Stanley Municipal Funding Liquidity Facility),
0.29%, 8/09/10(a)(b)(c)	9,500	9,500,000
California Statewide Communities Development Authority RB Series 2007A VRDN (Assured Guaranty Ltd. Insurance, Wells Fargo Bank N.A. SBPA),
0.20%, 8/09/10(a)	5,300	5,300,000
California Statewide Communities Development Authority RB Series 2010A-1 TRAN,
2.00%, 6/30/11	1,400	1,418,020
Chino Basin Regional Financing Authority RB SPEARS Series 2008DBE-500 VRDN (Deutsche Bank A.G. Liquidity Facility, Deutsche Bank A.G. Guaranty),
0.30%, 8/09/10(a)(b)(c)	5,410	5,410,000
Coast Community College District Municipal Trust Receipts Floaters Series 2008-33TP VRDN (FSA Insurance, Wells Fargo Bank N.A. Liquidity Facility),
0.28%, 8/09/10(a)(b)(c)	9,700	9,700,000
East Bay Municipal Utility District Water System RB Series 2008A-2 VRDN (Dexia Credit Local SBPA),
0.33%, 8/09/10(a)	7,600	7,600,000
East Bay Municipal Utility District Water System RB Series 2008A-3 VRDN (Dexia Credit Local SBPA),
0.33%, 8/09/10(a)	2,400	2,400,000
East Bay Municipal Utility District Water System RB Series 2010A-1 Mandatory Put Bonds,
0.28%, 12/01/10(a)	10,500	10,500,000
East Bay Municipal Utility District Water System Series 2010 TECP:
0.40%, 8/10/10-10/19/10	15,200	15,200,000
0.43%, 10/07/10	4,500	4,500,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010	33

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (continued)
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2007-2215 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.35%, 8/09/10(a)(b)(c)	$3,000	$3,000,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),
0.35%, 8/09/10(a)(b)(c)	21,815	21,815,000

Irvine Improvement Board Act of 1915 (Assessment District No. 97-17) Special Assessment Limited Obligation Series 1998 VRDN (State Street Bank & Trust Co. LOC, California State Teachers Retirement System LOC),

0.21%, 8/02/10(a)	12,304	12,304,000
Los Angeles County Sanitation District Financing Authority RB Eclipse Funding Trust Series 2006-0055 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility),
0.27%, 8/09/10(a)(b)(c)	5,300	5,300,000
Los Angeles County Schools COP Series 2010F-1 TRAN (GO of Participants),
2.00%, 2/28/11	2,900	2,915,684
Los Angeles GO Series 2010 TRAN,
2.00%, 4/21/11	1,700	1,717,058
Los Angeles RB Series 2010 ROC-RR-II-R- 13101CE VRDN (Citibank N.A. Liquidity Facility, Citibank N.A. Gauranty),
0.31%, 8/09/10(a)(b)(c)	4,600	4,600,000
Los Angeles Unified School District GO Series 2009A TRAN,
2.00%, 8/12/10	9,000	9,003,718
Los Angeles Unified School District GO Series 2010A COP,
1.00%, 12/01/10	1,400	1,402,473
Los Angeles Unified School District GO Series 2010A TRAN,
2.00%, 6/30/11	4,800	4,857,832
Metropolitan Water District of Southern California Waterworks RB Series 2001C-2 VRDN (Lloyds TSB Bank Plc SBPA),
0.20%, 8/02/10(a)	1,100	1,100,000
Milpitas Unified School District GO Series 2010 TRAN,
5.50%, 6/30/11	1,900	1,924,461

Modesto Irrigation District Financing Authority RB Municipal Securities Trust Receipts Series 2008A-SGC44 VRDN (National Public Finance Guarantee Corp. Insurance, Societe Generale LOC, Societe Generale Liquidity Facility),

0.28%, 8/09/10(a)(b)	4,450	4,450,000
Mount Diablo Unified School District GO Series 2010 TRAN,
2.00%, 10/01/10	2,600	2,606,626
Orange County Sanitation District COP Series 2008-2928 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.30%, 8/09/10(a)(b)	10,000	10,000,000
Orange County Sanitation District COP Series 2009 ROC-RR-II-R-11736 VRDN (Citibank N.A. Liquidity Facility),
0.27%, 8/09/10(a)(b)(c)	2,400	2,400,000
Orange County Water District COP Series 2009 ROC-RR-II-R-11782-1 VRDN (Citibank N.A. Liquidity Facility),
0.27%, 8/05/10(a)(b)(c)	5,800	5,800,000
Pittsburg Unified School District GO Series 2010 TAN,
2.00%, 2/01/11	1,900	1,910,439
Pleasanton RB (Assisted Living Facilities Financing Project) Series 2005 VRDN (Citibank N.A. LOC),
0.23%, 8/09/10(a)	10,000	10,000,000
Riverside County GO Series 2010A TRAN,
2.00%, 3/31/11	2,300	2,323,916
Riverside County GO Series 2010B TRAN,
2.00%, 6/30/11	3,800	3,849,990
San Diego County School District RB Series 2010B-1 TRAN,
2.00%, 1/31/11	1,000	1,006,302
San Diego County School District RB Series 2010B-2 TRAN,
2.00%, 4/29/11	4,800	4,838,895
San Diego County Water Authority COP Municipal Trust Receipts Floaters Series 2008-29C VRDN (FSA Insurance, Wells Fargo & Co. Liquidity Facility),
0.27%, 8/09/10(a)(b)(c)	2,200	2,200,000
San Diego Unified School District GO Series 2010A TRAN,
2.00%, 6/30/11	4,500	4,558,318
San Francisco City & County Airports Commission RB (International Airport Project) Series 2009-37C VRDN (Assured Municipal Guaranty Corp., Dexia Credit Local SBPA),
0.33%, 8/09/10(a)	6,900	6,900,000
San Francisco City & County Airports Commission RB Series 2009B Mandatory Put Bonds,
0.75%, 9/15/10(a)	4,000	4,000,307
San Francisco County Transportation Series 2010 TECP,
0.34%, 8/11/10	6,250	6,250,000
San Jose Financing Authority RB Series 2008 ROC-RR-II-R-11629 VRDN (BHAC-CR Insurance, Citibank N.A. Liquidity Facility),
0.29%, 8/09/10(a)(b)(c)	5,000	5,000,000
San Jose Redevelopment Agency RB (Merged Area Redevelopment Project) Series 1996A VRDN (JPMorgan Chase Bank LOC),
0.20%, 8/09/10(a)	5,850	5,850,000
San Mateo Union High School District GO Series 2008 ROC-RR-II-R-11578PB VRDN (Assured Municipal Guaranty Corp., PB Capital Corp. Liquidity Facility),
0.31%, 8/09/10(a)(b)(c)	4,135	4,135,000
Santa Barbara County Schools Financing Authority RB Series 2010 TRAN,
2.00%, 6/30/11	1,900	1,924,995
Sequoia Union High School District GO Municipal Trust Receipts Floaters Series 2007-2160 VRDN (Assured Municipal Guaranty Corp., Wells Fargo Bank N.A. Liquidity Facility),
0.28%, 8/09/10(a)(b)(c)	2,060	2,060,000

		388,834,349

Puerto Rico — 3.2%
Commonwealth of Puerto Rico GO Austin Trust Certificates Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.39%, 8/09/10(a)(b)	10,000	10,000,000

Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2007-2035 VRDN (Assured Municipal Guaranty Corp., Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),

0.28%, 8/09/10(a)(b)(c)	2,825	2,825,000

		12,825,000

Total Investments (Cost $401,659,349*) — 99.9%		401,659,349
Other Assets Less Liabilities — 0.1%		469,601

Net Assets — 100.0%		$402,128,950

*	Cost for federal income tax purposes.

34	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010

Schedule of Investments (concluded)	California Money Fund

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$401,659,349	—	$401,659,349

[1]	See above Schedule of Investments for values in the state or political subdivision.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010	35

Schedule of Investments July 31, 2010 (Unaudited)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York — 97.9%
Arlington Central School District GO Series 2009 BAN (State Aid Withholding Insurance),
2.25%, 8/20/10	$416	$415,889
Beekmantown Central School District GO Series 2010 BAN (State Aid Withholding Insurance),
1.25%, 7/07/11	833	838,470
Central Islip Union Free School District GO Series 2009 BAN (State Aid Withholding Insurance),
1.50%, 9/15/10	1,175	1,176,005
Clinton County GO Series 2010 BAN,
1.25%, 7/15/11	808	811,986
Copiague Union Free School District GO Series 2010 TAN,
1.50%, 6/30/11	1,360	1,371,837
East Rockaway Union Free School District GO Series 2010 TAN,
1.25%, 6/23/11	725	729,045
Erie County Civic Facilities IDRB (Hauptman- Woodward Project) Series 2004 VRDN (KeyBank N.A. LOC),
0.48%, 8/09/10(a)	2,330	2,330,000
Grand Island GO Series 2009 BAN,
1.25%, 10/21/10	1,118	1,119,280
Harrison Village GO Series 2009 BAN,
1.25%, 12/23/10	575	575,848
Harrison Village GO Series 2010 BAN,
1.00%, 3/17/11	1,800	1,803,362
Irvington Union Free School District GO Series 2010 TAN,
1.25%, 6/17/11	1,025	1,031,248
Levittown Union Free School District GO Series 2010 BAN (State Aid Withholding Insurance),
1.25%, 7/15/11	915	921,072
Middletown City School District GO Series 2009 BAN (State Aid Withholding Insurance),
1.50%, 8/26/10	2,537	2,538,064
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A VRDN (JPMorgan Chase Bank LOC),
0.25%, 8/09/10(a)	2,210	2,210,000
Mount Vernon GO Series 2010 BAN,
1.25%, 7/15/11	1,210	1,215,953
New York City Convention Center RB Eclipse Funding Trust Series 2006-0004 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility),
0.27%, 8/09/10(a)(b)(c)	7,225	7,225,000
New York City GO Series 1995F-4 VRDN (Landesbank Hessen-Thuringen Girozentrale LOC),
0.27%, 8/09/10(a)	5,000	5,000,000
New York City GO Series 1995F-5 VRDN (Bayerische Landesbank Girozentrale LOC),
0.27%, 8/09/10(a)	3,975	3,975,000
New York City GO Series 2001A-6 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.32%, 8/02/10(a)	9,690	9,690,000
New York City GO Series 2002C-2 VRDN (Bayerische Landesbank Girozentrale LOC),
0.27%, 8/09/10(a)	4,070	4,070,000
New York City GO Series 2003 ROC-RR-II-R-251A VRDN (Citigroup Global Markets Liquidity Facility, Citigroup Global Markets Guaranty),
0.29%, 8/09/10(a)(b)(c)	6,500	6,500,000
New York City GO Series 2005F-3 VRDN (Royal Bank of Scotland LOC),
0.26%, 8/09/10(a)	2,300	2,300,000
New York City GO Series 2008L-4 VRDN (U.S. Bank N.A. LOC),
0.25%, 8/02/10(a)	4,700	4,700,000
New York City GO Series 2008L-5 VRDN (Dexia Credit Local SBPA),
0.23%, 8/02/10(a)	10,000	10,000,000
New York City GO Series 2008 ROC-RR-11- R-11685 VRDN (Citibank N.A. Liquidity Facility),
0.29%, 8/09/10(a)(b)(c)	5,170	5,170,000
New York City GO Sub-Series 2008L-6 VRDN (Wells Fargo Bank N.A. SBPA),
0.20%, 8/02/10(a)	1,000	1,000,000
New York City Housing Development Corp. Multi-Family Housing RB Series 2009M Municipal Put Bonds,
0.55%, 10/01/10(a)	1,200	1,200,000
New York City IDA Civic Facilities RB (Touro College Project) Series 2007 VRDN (JPMorgan Chase Bank LOC),
0.26%, 8/09/10(a)	9,145	9,145,000
New York City Municipal Water Finance Authority RB Series 2008 ROC-RR-II-R-9301 VRDN (Citigroup Financial Products Liquidity Facility),
0.31%, 8/09/10(a)(b)(c)	3,900	3,900,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2005AA-1 VRDN (State Street Bank & Trust Co. SBPA, CalSTRS SBPA),
0.33%, 8/02/10(a)	27,470	27,470,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2008BB-2 VRDN (Landesbank Hessen-Thueringen Girozentrale SBPA),
0.19%, 8/02/10(a)	6,950	6,950,000
New York City Municipal Water Finance Authority Water & Sewer System RB Eagle Trust Receipts Series 2009-0047A VRDN (Citibank N.A. Liquidity Facility),
0.28%, 8/09/10(a)(b)(c)	2,500	2,500,000
New York City Municipal Water Finance Authority Water & Sewer System RB PUTTERS Series 2005-988 VRDN (JPMorgan Chase Bank Liquidity Facility),
0.28%, 8/09/10(a)(b)(c)	1,600	1,600,000
New York City Transitional Finance Authority RB (Future Tax Secured Bonds Project) Series 1998C VRDN (Bayerische Landesbank Girozentrale SBPA),
0.19%, 8/02/10(a)	9,000	9,000,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-1C VRDN (JPMorgan Chase Bank Liquidity Facility),
0.19%, 8/02/10(a)	1,625	1,625,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-2F VRDN (Bayerische Landesbank Girozentrale Liquidity Facility),
0.26%, 8/02/10(a)	3,800	3,800,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3G VRDN (Bank of New York SBPA),
0.25%, 8/09/10(a)	3,300	3,300,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Sub-Series 2002-3B VRDN (Wells Fargo Bank N.A. SBPA),
0.20%, 8/02/10(a)	3,490	3,490,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Sub-Series 2002-3E VRDN (Landesbank Baden-Wuerttemberg Girozentrale SBPA),
0.26%, 8/02/10(a)	2,000	2,000,000
New York City Trust for Cultural Resources RB (The American Museum Project) Series 2008A-1 VRDN (Bank of America N.A. SBPA),
0.19%, 8/02/10(a)	7,500	7,500,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Banknorth N.A. LOC),
0.22%, 8/05/10(a)	1,500	1,500,000

36	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010

Schedule of Investments (concluded)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
New York Dormitory Authority RB (Cornell University Project) Series 2000B VRDN (JPMorgan Chase & Co. SBPA),
0.24%, 8/09/10(a)	$7,300	$7,300,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2H VRDN (Royal Bank of Canada LOC),
0.24%, 8/09/10(a)	3,195	3,195,000
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A VRDN (Citibank N.A. Liquidity Facility),
0.28%, 8/09/10(a)(b)(c)	8,800	8,800,000
New York Dormitory Authority RB Municipal Trust Receipts Floaters (Columbia University Project) Series 2001-132 VRDN (Societe Generale Liquidity Facility),
0.28%, 8/09/10(a)(b)(c)	2,000	2,000,000
New York Local Government Assistance Corp. RB Series 1995E VRDN (Landesbank Hessen-Thuringen Girozentrale LOC),
0.28%, 8/09/10(a)	3,900	3,900,000
New York Power Authority TECP,
0.46%, 8/10/10	2,200	2,200,000
North Colonie Central School District GO Series 2010 BAN (State Aid Withholding Insurance),
1.25%, 5/27/11	628	631,724
Otsego County IDRB (Templeton Foundation Project) Series 2007A VRDN (KeyBank N.A. LOC),
0.48%, 8/09/10 (a)	575	575,000
Peekskill City School District GO Series 2009 BAN (State Aid Withholding Insurance),
1.75%, 8/27/10	876	876,401
Port Authority of New York & New Jersey RB Municipal Trust Receipts Floaters Series 2002-766 VRDN (AGM Insurance, Morgan Stanley Liquidity Facility),
0.29%, 8/09/10(a)(b)(c)	1,000	1,000,000
Ramapo GO Series 2009 BAN,
1.50%, 12/15/10	775	777,878
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A VRDN (Manufacturers and Traders Trust Co. LOC),
0.33%, 8/09/10 (a)	1,200	1,200,000
Rockland County Industrial Development Agency RB (Dominican College Project) Series 2004A VRDN (TD Bank N.A. LOC),
0.27%, 8/09/10(a)	7,200	7,200,000
Rondout Valley Central School District Accord GO Series 2010 BAN,
1.25%, 6/15/11	1,800	1,809,347
Sachem Central School District of Holbrook GO Series 2009 (State Aid Withholding Insurance),
2.00%, 8/27/10	1,625	1,626,727
Tarrytown GO Series 2009C BAN,
1.25%, 11/12/10	2,227	2,231,708
Triborough Bridge & Tunnel Authority RB Series 2005A VRDN (Dexia Credit Local SBPA),
0.30%, 8/09/10(a)	3,900	3,900,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2 VRDN (Dexia Credit Local SBPA),
0.28%, 8/09/10(a)	4,830	4,830,000
Triborough Bridge & Tunnel Authority RB Series 2005B-3 VRDN (Bank of America N.A. SBPA),
0.33%, 8/09/10(a)	15,340	15,340,000
Wallkill Center School District GO Series 2009 BAN,
2.00%, 8/13/10	1,600	1,600,421
Yorktown Central School District GO Series 2010 TAN,
1.00%, 10/29/10	1,100	1,101,463

		235,793,728

Puerto Rico — 0.6%
Commonwealth of Puerto Rico GO (Public Improvements Project) Series 2003-C5 VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.27%, 8/09/10(a)	1,500	1,500,000

Total Investments (Cost $237,293,728*) — 98.5%		$237,293,728
Other Assets Less Liabilities — 1.5%		3,682,859

Net Assets — 100.0%		$240,976,587

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	—	$237,293,728	—	$237,293,728

[1]	See above Schedule of Investments for values in the state or political subdivision.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2010	37

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Liquidity Funds

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date: September 27, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Liquidity Funds

Date: September 27, 2010